Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 27, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cheviot Financial Corp.
Entity Central Index Key	0001528843
Trading Symbol	chev
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		7,400,326
Entity Public Float			$ 55.6
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 10,251	$ 11,023
Federal funds sold	12,555	18,019
Interest-earning deposits in other financial institutions	2,308	16,098
Cash and cash equivalents	25,114	45,140
Investment securities available for sale - at fair value	195,963	121,042
Mortgage-backed securities available for sale - at fair value	6,029	7,459
Mortgage-backed securities held to maturity - at cost, approximate market value of $3,772 and $4,315 at December 31, 2012 and 2011, respectively	3,581	4,167
Loans receivable - net	337,110	382,759
Loans held for sale-at lower of cost or market	3,304	1,537
Real estate acquired through foreclosure - net	3,980	3,795
Office premises and equipment - at depreciated cost	12,481	10,200
Federal Home Loan Bank stock - at cost	8,651	8,366
Accrued interest receivable on loans	1,303	1,614
Accrued interest receivable on mortgage-backed securities	20	27
Accrued interest receivable on investments and interest-bearing deposits	941	498
Goodwill	10,309	10,309
Core deposit intangible - net	746	1,028
Prepaid expenses and other assets	4,596	4,330
Bank-owned life insurance	15,249	10,330
Prepaid federal income taxes	1,192	1,428
Deferred federal income taxes	1,413	2,275
Total assets	631,982	616,304
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	490,646	492,321
Advances from the Federal Home Loan Bank	24,314	31,327
Advances by borrowers for taxes and insurance	2,331	2,464
Accrued interest payable	90	118
Accounts payable and other liabilities	6,701	4,521
Total liabilities	524,082	530,751
Commitments and contingencies		12,643
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 7,596,557 and 9,918,751 shares issued at December 31, 2012 and 2011	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock - at cost, 0 shares at December 31, 2012 and 1,053,843 shares December 31, 2011		(12,860)
Retained earnings - restricted	43,444	42,440
Accumulated comprehensive income, unrealized gains on securities available for sale, net of tax effects	600	278
Total shareholders' equity	107,900	72,910
Total liabilities and shareholders' equity	$ 631,982	$ 616,304

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Mortgage-backed securities held to maturity, approximate market value (In dollars)	$ 3,772	$ 4,315
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	7,596,557	9,918,751
Treasury stock, shares	0	1,053,843

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans	$ 18,064	$ 19,386	$ 13,285
Mortgage-backed securities	204	272	289
Investment securities	3,022	2,162	1,714
Interest-earning deposits and other	399	306	150
Total interest income	21,689	22,126	15,438
Interest expense
Deposits	4,684	4,858	3,435
Borrowings	917	1,123	1,263
Total interest expense	5,601	5,981	4,698
Net interest income	16,088	16,145	10,740
Provision for losses on loans	1,280	700	550
Net interest income after provision for losses on loans	14,808	15,445	10,190
Other income
Rental	126	123	64
Gain (loss) on sale of real estate acquired through foreclosure	53	85	(23)
Gain on sale of loans	1,584	864	694
Earnings on bank-owned life insurance	322	292	138
Gain on death benefits from life insurance	492
Service fee income	1,599	1,510	450
Other operating	150	126
Total other income	4,326	3,000	1,323
General, administrative and other expense
Employee compensation and benefits	6,361	6,271	4,489
Occupancy and equipment	1,709	1,406	664
Property, payroll and other taxes	1,328	1,233	965
Data processing	635	543	238
Legal and professional	925	932	891
Advertising	299	451	197
FDIC expense	433	611	291
Jeanie expense	361	342	130
Real estate owned loss expense	656	312	108
Core deposit intangible amortization	282	270
Other operating	1,572	1,555	567
Total general, administrative and other expense	14,561	13,926	8,540
Earnings before income taxes	4,573	4,519	2,973
Federal income taxes
Current	522	112	917
Deferred	696	1,041	78
Total federal income taxes	1,218	1,153	995
NET EARNINGS	$ 3,355	$ 3,366	$ 1,978
Earnings per share - basic and diluted (in dollars per share)	$ 0.45	$ 0.38	$ 0.23

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Net earnings	$ 765	$ 942	$ 3,355	$ 3,366	$ 1,978
Other comprehensive income (loss), net of tax expense (benefit):
Unrealized holding gains (losses) on securities during the period, net of tax expense (benefits) of $166, $685, and $(346) for the years ended December 31, 2012, 2011, and 2010, respectively			322	1,329	(671)
Comprehensive income			3,677	4,695	1,307
Accumulated comprehensive income (loss)	$ 600	$ 278	$ 600	$ 278	$ (1,051)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthenticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Tax expense (benefits) of unrealized holding gains (losses) on securities	$ 166	$ 685	$ (346)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional paid-in capital	Shares acquired by stock benefit plans	Treasury stock	Retained earnings	Unrealized gains (losses) on securities available for sale	Total
Balance at Dec. 31, 2009	$ 99	$ 43,819	$ (2,069)	$ (12,828)	$ 40,109	$ (380)	$ 68,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					1,978		1,978
Cash dividends of $.44, $.48 and $.32 per share for the year ended December 31, 2010, 2011, and 2012, respectively					(1,432)		(1,432)
Amortization expense of stock benefit plans		(37)	767				730
Stock option expense		96					96
Treasury stock repurchases				(32)			(32)
Unrealized gains (losses) on securities designated as available for sale, net of related tax benefits						(671)	(671)
Balance at Dec. 31, 2010	99	43,878	(1,302)	(12,860)	40,655	(1,051)	69,419
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					3,366		3,366
Cash dividends of $.44, $.48 and $.32 per share for the year ended December 31, 2010, 2011, and 2012, respectively					(1,581)		(1,581)
Amortization expense of stock benefit plans		(32)	389				357
Stock option expense		20					20
Treasury stock repurchases
Unrealized gains (losses) on securities designated as available for sale, net of related tax benefits						1,329	1,329
Balance at Dec. 31, 2011	99	43,866	(913)	(12,860)	42,440	278	72,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					3,355		3,355
Cash dividends of $.44, $.48 and $.32 per share for the year ended December 31, 2010, 2011, and 2012, respectively					(2,351)		(2,351)
Amortization expense of stock benefit plans		(55)	417				362
Stock option expense		22					22
Proceeds from second step stock conversion, net of costs		34,776					34,776
Shares acquired for stock benefit plans			(1,496)				(1,496)
Cancellation of treasury stock	(23)	(12,837)		12,860
Unrealized gains (losses) on securities designated as available for sale, net of related tax benefits						322	322
Balance at Dec. 31, 2012	$ 76	$ 65,772	$ (1,992)		$ 43,444	$ 600	$ 107,900

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Dividends per common share (in dollars per share)	$ 0.32	$ 0.48	$ 0.44

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings for the period	$ 3,355	$ 3,366	$ 1,978
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(12)	(118)	18
Depreciation	775	573	317
Amortization expense related to stock benefit plans	362	357	730
Amortization of deferred loan origination fees	75	185	105
Amortization of intangible assets	282	270
Amortization of fair value adjustments	(834)	(1,526)
Proceeds from sale of loans in the secondary market	76,868	49,454	26,771
Loans originated for sale in the secondary market	(76,326)	(45,814)	(29,734)
Gain on sale of loans	(1,584)	(864)	(694)
(Gain) loss on sale of real estate acquired through foreclosure	(53)	(85)	23
Impairment on real estate acquired through foreclosure	677	510	107
Federal Home Loan Bank stock dividends			(6)
Earnings on bank-owned life insurance	(322)	(292)	(138)
Provision for losses on loans	1,280	700	550
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	311	28	149
Accrued interest receivable on mortgage-backed securities	7	20	13
Accrued interest receivable on investments and interest-bearing deposits	(443)	23	(70)
Prepaid expenses and other assets	(265)	248	81
Accrued interest payable	(28)	(737)	(37)
Accounts payable and other liabilities	2,118	(2,031)	330
Federal income taxes
Current	236	910	(331)
Deferred	696	1,041	78
Net cash flows provided by operating activities	7,175	6,218	240
Cash flows used in investing activities:
Principal repayments on loans	89,996	75,755	58,585
Loan disbursements	(46,869)	(44,264)	(33,991)
Loans purchased			(541)
Purchase of investment securities - available for sale	(211,234)	(89,289)	(118,720)
Proceeds from maturity of investment securities - available for sale	134,300	74,550	85,101
Proceeds from maturity of municipal obligations - held to maturity		100
Principal repayments on mortgage-backed securities - available for sale	1,456	1,441	694
Principal repayments on mortgage-backed securities - held to maturity	586	612	965
Additions to real estate acquired through foreclosure		(100)	(107)
Proceeds from sale of real estate acquired through foreclosure	2,168	2,887	531
Purchase of office premises and equipment	(3,056)	(1,236)	(38)
Purchase of Federal Home Loan Bank stock	(285)
Proceeds from bank owned life insurance	403
Purchase of bank owned life insurance	(5,000)
Cash paid for acquisition, net of cash received		(4,200)
Net cash flows (used in) provided by investing activities	(37,535)	16,256	(7,521)
Cash flows provided by financing activities:
Net increase (decrease) in deposits - net of acquisition	(920)	14,006	21,948
Proceeds from Federal Home Loan Bank advances - net of acquisition		11,000	10,000
Repayments on Federal Home Loan Bank advances - net of acquisition	(6,921)	(29,813)	(16,372)
Repayments on other borrowings		(1,490)
Advances by borrowers for taxes and insurance	(133)	(268)	(61)
Stock option expense, net	22	20	96
Treasury stock repurchases			(32)
Proceeds from stock conversion	22,133	12,643
Shares acquired by stock benefit plans	(1,496)
Dividends paid on common stock	(2,351)	(1,581)	(1,432)
Net cash flows provided by financing activities	10,334	4,517	14,147
Net (decrease) increase in cash and cash equivalents	(20,026)	26,991	6,866
Cash and cash equivalents at beginning of period	45,140	18,149	11,283
Cash and cash equivalents at end of period	25,114	45,140	18,149
Cash paid during the period for:
Federal income taxes	52	235	1,238
Interest on deposits and borrowings	5,629	6,000	4,661
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	2,990	2,597	513
Recognition of mortgage servicing rights	576	302	206
Deferred gain on real estate acquired through foreclosure	$ 13

SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF ACCOUNTING POLICIES
NOTE A - SUMMARY OF ACCOUNTING POLICIES

In 2004, the Savings Bank reorganized into a two-tier mutual holding company structure (the “Reorganization”) and established Cheviot Financial Corp. - Federal as the parent of the Savings Bank. On January 18, 2012, we completed our “second-step” conversion to a fully stock company. As a result of the second step conversion, all of our outstanding common stock is held by public shareholders and Cheviot Financial Corp. is our Maryland chartered holding company (“Cheviot Financial” or the “Corporation” refers to either Cheviot Financial Corp. – Federal or Cheviot Financial Corp., a Maryland corporation depending on the content).

The Corporation conducts a general banking business in southwestern Ohio which consists of attracting deposits from the general public and applying those funds to the origination of loans for residential, commercial and consumer purposes. The Corporation’s profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds). Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Corporation can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The financial information presented herein has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and general accounting practices within the financial services industry. In preparing financial statements in accordance with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from such estimates.

The following is a summary of significant accounting policies which, with the exception of the policy described in Note A-15, have been consistently applied in the preparation of the accompanying financial statements.

1. Principles of Consolidation

The accompanying consolidated financial statements as of and for the years ended December 31, 2012, 2011, and 2010, include the accounts of the Corporation and its wholly-owned subsidiary, the Savings Bank. All significant intercompany items have been eliminated.

2. Investment and Mortgage-backed Securities

The Corporation accounts for investment and mortgage-backed securities using 3 categories: held to maturity, trading, or available for sale. Securities classified as held to maturity are carried at cost only if the Corporation has the positive intent and ability to hold these securities to maturity. Securities available for sale are carried at fair value with resulting unrealized gains or losses recorded in shareholders’ equity. Realized gains or losses on sales of securities are recognized using the specific identification method.

3. Loans Receivable

Loans receivable are stated at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses. Interest is accrued as earned unless the collectability of the loan is in doubt. Loans are generally placed on nonaccrual status when they are contractually past due 90 days or more. Interest on loans that are contractually past due more than 90 days is charged off, or an allowance is established based on management’s periodic evaluation. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management’s judgment, the borrower’s ability to make periodic interest and principal payments has returned to normal, in which case the loan is returned to accrual status. If the ultimate collectability of the loan is in doubt, in whole or in part, all payments received on nonaccrual loans are applied to reduce principal until such doubt is eliminated.

Loans held for sale are carried at the lower of cost (less principal payments received) or fair value (market value), calculated on an aggregate basis. At December 31, 2012 and 2011, the Corporation had $3.3 million and $1.5 million in loans held for sale.

The Corporation recognizes, as separate assets, rights to service mortgage loans for others, regardless of how those servicing rights are acquired. An institution that acquires mortgage servicing rights through either the purchase or origination of mortgage loans and sells those loans with servicing rights retained must allocate some of the cost of the loans to the mortgage servicing rights at fair value. The Corporation has opted to account for the capitalized servicing rights as being amortized in proportion to and over the estimated period of servicing income.

The Corporation recorded mortgage servicing rights totaling $224,000, $127,000, and $144,000, net of amortization of $352,000, $175,000, and $62,000, during the years ended December 31, 2012, 2011, and 2010, respectively. The carrying value of the Corporation’s mortgage servicing rights totaled approximately $1.3 million and $1.1 million at December 31, 2012 and 2011, respectively.

The Corporation was servicing mortgage loans of approximately $141.3 million and $118.7 million at December 31, 2012 and 2011, respectively, all of which had been sold to the Federal Home Loan Bank of Cincinnati, Federal Home Loan Mortgage Corporation, US Bank, Bank of America, Franklin American, BB&T and Lake Michigan.

4. Loan Origination Fees and Costs

Origination fees received from loans, net of direct origination costs, are deferred and amortized to interest income using the level-yield method, giving effect to actual loan prepayments. Additionally, loan origination costs are limited to the direct costs attributable to originating a loan, i.e., principally actual personnel costs. Fees received for loan commitments that are expected to be drawn upon, based on the Corporation’s experience with similar commitments, are deferred and amortized over the life of the loan using the level-yield method. Fees for other loan commitments are deferred and amortized over the loan commitment period on a straight-line basis.

5. Allowance for Loan Losses

It is the Corporation’s policy to provide valuation allowances for estimated losses on loans primarily based on past loan loss experience and economic factors such as level of delinquencies, collateral values and overall employment and economy in the market area. Additionally, the Corporation considers changes in the composition of the loan portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. When the collection of a loan becomes doubtful, or otherwise troubled, the Corporation records a charge-off equal to the difference between the fair value of the property securing the loan and the loan’s carrying value. Major loans and major lending areas are reviewed periodically to determine potential problems at an early date. The allowance for loan losses is increased by charges to earnings and decreased by charge-offs (net of recoveries).

Impaired loans are measured based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral if the loan is collateral- dependent.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Corporation considers its investment in existing one- to four-family residential loans and consumer installment loans to be homogeneous and therefore excluded from separate identification for evaluation of impairment. With respect to the Corporation’s investment in construction, commercial and multi-family residential real estate loans, and its evaluation of impairment thereof, such loans are generally collateral-dependent and, as a result, are carried as a practical expedient at the lower of cost or fair value of collateral.

Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment.

6. Real Estate Acquired through Foreclosure

Real estate acquired through foreclosure is carried at the lower of the loan’s unpaid principal balance (cost) or fair value less estimated selling expenses at the date of acquisition. A loan loss provision is recorded for any write down in the loan’s carrying value to fair value at the date of acquisition. Real estate loss provisions are recorded if the properties’ fair values subsequently decline below the value determined at the recording date. In determining the lower of cost or fair value at acquisition, costs relating to development and improvement of property are considered. Costs relating to holding real estate acquired through foreclosure, net of rental income, are charged against earnings as incurred.

7. Investment in Federal Home Loan Bank Stock

The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (FHLB) to maintain an investment in FHLB common stock. The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value. The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB of Cincinnati. At December 31, 2012 and 2011, the FHLB of Cincinnati placed no restrictions on redemption of shares in excess of a member’s required investment in the stock.

8. Office Premises and Equipment

Office premises and equipment are carried at cost. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation and amortization are provided on the straight-line and accelerated methods over the useful lives of the assets, estimated to be between fifteen and forty years for buildings and improvements, five to ten years for furniture and equipment and five years for automobiles. An accelerated method is used for tax reporting purposes.

9. Federal Income Taxes

The Corporation uses an asset and liability approach to accounting for income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A deferred tax liability or deferred tax asset is computed by applying the current statutory tax rates to net taxable or deductible temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in net taxable or deductible amounts in future periods. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance is provided for deferred tax assets to the extent that the value of net deductible temporary differences and carryforward attributes exceeds management’s estimates of taxes payable on future taxable income. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

The Corporation’s principal temporary differences between pretax financial income and taxable income result from different methods of accounting for deferred loan origination fees and costs, Federal Home Loan Bank stock dividends, the general loan loss allowance and credit quality discount on purchased loans, charitable contributions, deferred compensation and stock benefit plans. Additional temporary differences result from depreciation computed using accelerated methods for tax purposes.

As required by Accounting for Uncertainty in Income Taxes, the Corporation recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. At the adoption date, January 1, 2007, the Corporation applied this standard to all tax positions for which the statute of limitations remained open. As a result of the implementation, the Corporation was not required to record any liability for unrecognized tax benefits as of January 1, 2008. There have been no material changes in unrecognized tax benefits since January 1, 2008.

The Corporation is subject to income taxes in the U.S. federal jurisdiction, as well as various state jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Corporation is no longer subject to U.S. federal, state and local, or non U.S. income tax examinations by tax authorities for the tax years before 2009.

The Internal Revenue Service has completed the audit of Cheviot Financial Corp. for the year ended December 31, 2009. The Company did not have any additional liability as a result of the audit. First Franklin Corporation was under audit for 2008, 2009, and 2010. During the year, the short period for 2011 was included so that the audits could be finalized. As a result of the audit, there was an additional liability of $206,000. The additional tax resulted from audit adjustments to maintenance expense on real estate owned and reduced the net operating loss carryforward.

The Corporation will recognize, if applicable, interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No interest or penalties were recognized in the financial statements for December 31, 2012, 2011, and 2010.

10. Benefit Plans

The Corporation has a 401(k) retirement savings plan, which covers all employees who have attained the age of 21 and have completed one year of service. The Corporation is annually required to contribute 3% of eligible employees’ salaries, plus the lesser of 3% of each participant’s salary or 50% of each participant’s contributions, to the plan. Employer contributions totaled $300,000, $359,000, and $231,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Corporation has a nonqualified directors deferred compensation plan (the “compensation plan”) which provides for the payment of benefits to its directors upon termination of service with the Corporation. The Corporation recorded expense of approximately $18,000, $28,000, and $36,000 for the directors deferred compensation plan for the years ended December 31, 2012, 2011, and 2010.

In connection with the 2004 Reorganization, the Corporation implemented an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. The Corporation records a compensation expense equal to the fair value of ESOP shares allocated to participants during a given year. In addition, as part of the second step stock conversion, the Corporation purchased an additional 187,000 shares for a new ESOP plan, resulting in a new loan with Cheviot Financial Corporation totaling $1.5 million. Allocation of shares to the ESOP participants is predicated upon the repayment of the loans to Cheviot Financial Corp. totaling $1.9 million and $832,000 million at December 31, 2012 and 2011, respectively. Dividends paid on the unallocated shares are used to fund the loan payment. The Corporation recorded expense related to the ESOP of approximately $381,000, $307,000, and $301,000 for the years ended December 31, 2012, 2011, and 2010, respectively. The fair value of the unearned ESOP shares approximated $1.9 million and $531,000 at December 31, 2012 and 2011.

In 2005, the Corporation initiated a Management Recognition Plan (“MRP” or the “Plan”) which provided for awards of 166,608 shares to members of the board of directors, management and certain employees. Common shares awarded under the MRP vest over a five year period, commencing with the date of the grant. Expense recognized under the MRP totaled $36,000, $34,000, and $156,000 for the years ended December 31, 2012, 2011, and 2010, respectively. During the years ended December 31, 2012, 2011, and 2010, 2,550 shares, 3,214 shares, and 2,892 shares were awarded under the Corporation’s MRP, respectively at a weighted average grant price of $11.02. During the year ended December 31, 2012, 2,656 shares vested at an average price of $9.51. At December 31, 2012 and 2011 total non-vested shares were 8,411 and 14,923 at a weighted average grant date fair value of $13.50. The shares in the plan and the shares granted have been adjusted to reflect the exchange ratio of 0.857%.

11. Fair Value of Financial Instruments

Fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practical to estimate the value, is based upon the characteristics of the instruments and relevant market information. Financial instruments include cash, evidence of ownership in an entity or contracts that convey or impose on an entity the contractual right or obligation to either receive or deliver cash for another financial instrument. These fair value estimates are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price for which an asset could be sold or liability could be settled. However, given there is no active market or observable market transactions for many of the Corporation’s financial instruments, it has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments at December 31, 2012, 2011, and 2010:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Investment and mortgage-backed securities: For investment and mortgage-backed securities, fair value is deemed to equal the quoted market price, where available. If a quoted market price is not available, fair value is estimated using quoted market prices of comparable instruments.

Loans receivable: The loan portfolio was segregated into categories with similar characteristics, such as one-to four-family residential, multi-family residential and commercial real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts, fair values were deemed to equal the historic carrying values. The historical carrying amount of accrued interest on loans is deemed to approximate fair value.

Loans held for sale: Loans held for sale are carried at the lower of cost or fair market value, as determined by outstanding commitments from investors, on an aggregated basis. At December 31, 2012, 2011, and 2010, market value approximates cost.

Federal Home Loan Bank stock: The carrying amount presented in the consolidated statements of financial condition is deemed to approximate fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market demand deposits is deemed to approximate the amount payable on demand at December 31, 2012, 2011, and 2010. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by Borrowers for Taxes and Insurance: The carrying amount of advances by borrowers for taxes and insurance is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. At December 31, 2012, 2011 and 2010, the fair value of loan commitments was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Corporation’s financial instruments were as follows:

	2012		2011
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	(In thousands)
Financial assets
Cash and cash equivalents	$25,114	$25,114	$45,140	$45,140
Investment securities	195,963	195,963	121,042	121,042
Mortgage-backed securities	9,610	9,801	11,626	11,774
Loans receivable – net and loans held for sale	340,414	381,018	384,296	404,595
Accrued interest receivable	2,264	2,264	2,139	2,139
Federal Home Loan Bank stock	8,651	8,651	8,366	8,366

	$582,016	$622,811	$572,609	$593,056

Financial liabilities
Deposits	$490,646	$490,017	$492,321	$492,286
Advances from the Federal Home Loan Bank	24,314	24,920	31,327	32,429
Accrued interest payable	90	90	118	118
Advances by borrowers for taxes and insurance	2,331	2,331	2,464	2,464

	$517,381	$517,358	$526,230	$527,297

12. Advertising

Advertising costs are expensed when incurred.

13. Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, federal funds sold and interest-bearing deposits in other financial institutions with original terms to maturity of ninety days or less.

The Corporation maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Corporation believes it is not exposed to any significant credit risk on cash and cash equivalents.

14. Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released. Weighted-average common shares deemed outstanding gives effect to a reduction for 208,251, 71,415, and 107,126 unallocated shares held by the ESOP for the fiscal years ended December 31, 2012, 2011, and 2010, respectively.

For the years ended December 31, 2012, 2011, and 2010

	December 31,
	2012	2011	2010

Weighted-average common shares outstanding (basic)	7,415,768	8,757,880	8,723,463

Dilutive effect of assumed exercise of stock options	6,251	8,391	8,441

Weighted-average common shares outstanding (diluted)	7,422,019	8,766,271	8,731,904

For the year ended December 31, 2012 options to purchase 370,339 shares of common stock ranging in price from $8.30 - $15.90 were outstanding but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common share. For the years ended December 31, 2011 and 2010 the options totaled 425,600 and 421,200 ranging in price from $8.07 to $13.63. The shares for 2011 and 2010 have not been adjusted to reflect the exchange ratio of 0.857%.

15. Stock Option Plan

On April 26, 2005, the Corporation approved a Stock Incentive Plan that provides for grants of up to 416,517 stock options. During 2012, 2011, and 2010 approximately 5,600, 3,771, and 7,593 stock options were granted subject to a five year vesting period. The shares in the plan and the shares granted have been adjusted to reflect the exchange ratio of 0.857%.

The Corporation follows FASB Accounting Standard Codification Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options is reflected as a net increase in equity, for both any new grants, as well as for all unvested options outstanding at December 31, 2005, in both cases using the fair values established by usage of the Black-Scholes option pricing model, expensed over the vesting period of the underlying option.

The Corporation elected the modified prospective transition method in applying ASC 718. Under this method, the provisions of ASC 718 apply to all awards granted or modified after the date of adoption, as well as for all unvested options outstanding at December 31, 2005. The compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the years ended December 31, 2012, 2011, and 2010 the Corporation recorded $22,000, $20,000 and $96,000 in after-tax compensation cost for equity-based awards that vested during year. The Corporation has $51,000, $67,000 and $68,000 unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of December 31, 2012, 2011, and 2010, which is expected to be recognized over a weighted-average vesting period of approximately 2.5 months as of December 31, 2012, 2011 and 2010. There is no intrinsic value on the vested outstanding options due to the strike price exceeding the market price at and December 31, 2012 and 2011.

A summary of the unvested stock awards is as follows:

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2010	23,940	$3.52
Awarded	4,400	5.30
Vested	(7,500)	3.22
Unvested at December 31, 2011	20,840	$4.00

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2011	20,840	$4.00
Stock Conversion	(2,980)	-
Awarded	5,600	1.28
Vested	(6,143)	3.52
Unvested at December 31, 2012	17,317	$3.29

A summary of the status of the Corporation’s stock option plan as of December 31, 2012, 2011, and 2010 and changes during the year then ended is presented below:

	2012		2011		2010
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	425,600	$11.10	421,200	$11.05	412,340	$11.17
Stock conversion	(60,861)	1.76	-	-	-	-
Granted	5,600	8.30	4,400	9.04	8,860	8.07
Exercised	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-
Outstanding at end of year	370,339	$12.80	425,600	$11.10	421,200	$11.05

Options exercisable at year-end	353,022	$12.96	404,760	$11.14	397,260	$11.16

Fair value of options granted during the year		$1.28		$5.30		$4.83
Weighted average remaining vesting period		2 months		2 months		2 months

The following information applies to options outstanding at December 31, 2012:

Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

The following information applies to options outstanding at December 31, 2011:

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	3.8 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior. The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date. Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option granted is estimated on the date of grant using the modified Black-Scholes options-pricing model with the following weighted-average assumptions used for grants in 2012, 2011, and 2010, dividend yield of 3.86%, 5.31% and 5.45%; expected volatility of 24.1%, 44.17% and 44.55%; risk-free interest rates of 1.64%, 2.97% and 3.38%; and expected lives of 10 years. The effects of expensing stock options are reported in “cash provided by financing activities” in the Consolidated Statements of Cash Flows.

In January 2013 the Board of Directors approved the 2013 Equity Incentive Plan, subject to shareholder approval at the April 23, 2013 Stockholders’ meeting.

16. Disclosures about Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy exists for fair value measurements based upon the inputs to the valuation of an asset or liability.

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair value methods and assumptions are set forth below for each type of financial instrument.

Securities available for sale: Fair value on available for sale securities were based upon a market approach. Securities which are fixed income instruments that are not quoted on an exchange, but are traded in active markets, are valued using prices obtained from our custodian, which used third party data service providers and classified as level 2 assets. Management compares the fair values to another third party report for reasonableness. Available for sale securities includes U.S. agency securities, municipal bonds and mortgage-backed agency securities.

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)

Securities available for sale at December 31, 2012:
U.S. Government agency securities	-	$192,705	-
Municipal obligations	-	$3,258	-
Mortgage-backed securities	-	$6,029	-

Securities available for sale at December 31, 2011:
U.S. Government agency securities	-	$117,871	-
Municipal obligations	-	$3,171	-
Mortgage-backed securities	-	$7,459	-

The Corporation is predominately an asset-based lender with real estate serving as collateral on a substantial majority of loans. Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair values of the underlying real estate collateral. Such fair values are obtained using independent appraisals based on comparable sales, which the Corporation considers to be Level 2 inputs. The aggregate carrying amount of impaired originated loans at both December 31, 2012 and 2011 were approximately $5.7 million, respectively.

The Corporation has acquired through foreclosure totaling $4.0 million and $3.8 million at December 31, 2012 and 2011, respectively. Real estate acquired through foreclosure is carried at the lower of the cost or fair value less estimated selling expenses at the date of acquisition. Fair values are obtained using independent appraisals, based on comparable sales which the Corporation considers to be Level 2 inputs. The aggregate amount of real estate acquired through foreclosure that is carried at fair value was approximately $3.3 million and $3.1 million at December 31, 2012 and 2011, respectively. The aggregate amount of real estate acquired through foreclosure that is carried at cost was approximately $721,000 and $734,000 at December 31, 2012 and 2011, respectively.

17. Effects of Recent Accounting Pronouncements
We adopted the following accounting guidance in 2012, none of which had a material effect, if any, on our consolidated financial position or results of operations.

In May 2011, the FASB issued ASU 2011-4, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” This Update provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. We do not anticipate any material impact from this Update.

In June 2011, the FASB issued ASU 2011-5, “Comprehensive Income (Topic 220).” In this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in this Update should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. We do not anticipate any material impact from this Update.

In September 2011, the FASB issued ASU 2011-8, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not anticipate any material impact from this Update.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July 2012 the FASB issued ASU 2012-02, Intangibles - goodwill and other (Topic 350). The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. Effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In August 2012 the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. Because the amendments in this ASU reflect only guidance modifications that the SEC had previously issued, the amendments have no incremental impact on the reporting entity.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements: The amendments in this update clarify the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. Amendments to the Codification without transition guidance are effective upon issuance for both public and nonpublic entities. For public entities, amendments subject to transition guidance will be effective for fiscal periods beginning after December 15, 2012.

18. Subsequent Events
The Corporation evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements.

INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at December 31, 2012 and 2011 are shown below.

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$192,247	$550	$92	$192,705
Municipal obligations	3,037	222	1	3,258

	$195,284	$772	$93	$195,963

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$117,731	$205	$65	$117,871
Municipal obligations	3,039	160	28	3,171

	$120,770	$365	$93	$121,042

The amortized cost of investment securities at December 31, 2012 and 2011, by contractual term to maturity or earliest call date are shown below.

	December 31,
	2012	2011
	(In thousands)

Less than one year	$145,210	$95,244
One to five years	28,198	15,954
Five to ten years	11,175	1,325
More than ten years	10,701	8,247

	$195,284	$120,770

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at December 31, 2012 and 2011 are shown below.

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$925	$129	$1	$1,053
Federal National Mortgage Association adjustable-rate participation certificates	1,738	46	1	1,783
Government National Mortgage Association adjustable-rate participation certificates	3,136	57	-	3,193

	$5,799	$232	$2	$6,029

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$318	$7	$1	$324
Federal National Mortgage Association adjustable-rate participation certificates	296	9	-	305
Government National Mortgage Association adjustable-rate participation certificates	2,967	176	-	3,143

	$3,581	$192	$1	$3,772

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,137	$44	$1	$1,180
Federal National Mortgage Association adjustable-rate participation certificates	2,624	46	4	2,666
Government National Mortgage Association adjustable-rate participation certificates	3,548	93	28	3,613

	$7,309	$183	$33	$7,459

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$382	$7	$1	$388
Federal National Mortgage Association adjustable-rate participation certificates	410	7	-	417
Government National Mortgage Association adjustable-rate participation certificates	3,375	137	2	3,510

	$4,167	$151	$3	$4,315

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2012 and 2011, by contractual terms to maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	December 31,
	2012	2011
	(In thousands)

Due in one year or less	$485	$552
Due in one year through five years	2,044	2,336
Due in five years through ten years	2,804	3,227
Due in more than ten years	4,047	5,361

	$9,380	$11,476

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	4	$22,401	$92	-	$-	$-	4	$22,401	$92
Municipal obligations	-	-	-	1	714	1	1	714	1
Mortgage-backed securities	3	13	1	13	272	2	16	285	3

Total temporarily impaired securities	7	$22,414	$93	14	$986	$3	21	$23,400	$96

	December 31, 2011
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	7	$34,936	$65	-	$-	$-	7	$34,936	$65
Municipal obligations	-	-	-	1	687	28	1	687	28

Mortgage-backed securities	18	763	35	1	6	1	19	769	36

Total temporarily impaired securities	25	$35,699	$100	2	$693	$29	27	$36,392	$129

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value. The fair values are expected to recover as securities approach maturity dates. The Company has evaluated these securities and has determined that the decline in their values is temporary.

All of the Corporation’s agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation’s municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers’ current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers’ ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.

FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
FINANCING RECEIVABLE
NOTE C - FINANCING RECEIVABLE

The composition of the loan portfolio, including loans held for sale, at December 31 was as follows:

	2012	2011
	(In thousands)

One- to four-family residential	$249,202	$290,808
Multi-family residential	23,866	26,210
Construction	1,243	4,390
Commercial	67,166	63,394
Consumer	1,691	2,210
	343,168	387,012
Less:
Undisbursed portion of loans in process	933	1,478
Deferred loan origination fees	(339)	(209)
Allowance for loan losses	2,160	1,447

	$340,414	$384,296

The recorded investment in loans was as follows as of December 31, 2012:

	One-to four Family Residential	Multi-family Residential	Construction		Commercial	Consumer	Total

Purchased loans	$96,671	$10,352	$-		$35,005	$2,054	$144,082
Credit quality discount	(1,630)	(159)	-		(2,137)	(1,079)	(5,005)
Purchased loans
book value (3)	95,041	10,193	-		32,868	975	139,077
Originated loans (1)	154,161	13,673	1,243	(2)	34,298	716	204,091
Ending balance	$249,202	$23,866	$1,243		$67,166	$1,691	$343,168

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

The carrying amount of purchased loans consisting of credit-impaired purchased loans and non-impaired purchased loans is shown in the following table as of December 31, 2012.

	Non-impaired Purchased Loans	Credit Impaired Purchased Loans
One-to-four family residential (1)	$91,058	$3,983
Multi-family residential	9,131	1,062
Construction	-	-
Commercial	24,347	8,521
Consumer	894	81
Total	$125,430	$13,647

(1)	Includes home equity lines of credit

Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected on purchased impaired loans. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income. As stated previously, Cheviot Financial’s allowance at December 31, 2012 does not include any credit quality discount related to loans acquired from First Franklin, other than $517,000 added during the year ended December 31, 2012 for certain one-to-four family residential real estate loans. The credit quality discount decreased approximately $1.3 million in 2012 as a result of loans paying off or being transferred to real estate acquired through foreclosure. Due to uncertainties in the evaluation of allowance for loan loss, it is at least reasonably possible that management’s estimate of the outcome will change within the next year.

The Corporation’s lending efforts have historically focused on one- to four-family and multi-family residential real estate loans, which comprise approximately $273.4 million and $319.9 million or 80%, and 83% of the net loan portfolio, at December 31, 2012 and 2011, respectively. Generally, such loans have been underwritten on the basis of no more than an 85% loan-to-value ratio, which has historically provided the Corporation with adequate collateral coverage in the event of default. Nevertheless, the Corporation, as with any lending institution, is subject to the risk that real estate values could deteriorate in its primary lending area of southwestern Ohio, thereby impairing collateral values.

In the ordinary course of business, the Corporation has made loans to its executive officers and directors. Loans to these officers and directors, as well as employees, are made at reduced interest rates and closing costs. These loans do not involve more than the normal risk of collectability. The aggregate dollar amount of loans to executive officers and directors totaled approximately $1.2 million at both December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 one new mortgage loan was originated to an executive officer totaling $78,000. During the year ended December 31, 2011, there were principal disbursements totaling approximately $112,000. During the year ended December 31, 2010, one new line of credit was originated to a director totaling $100,000. During the years ended December 31, 2012, 2011 and 2010, there were repayments of approximately $148,000, $98,000 and 91,000, respectively.

The Company participates in the Federal Home Loan Bank of Cincinnati’s Mortgage Purchase Program which provides the Company the ability to sell conventional mortgage loans in the secondary market. The program utilizes a Lender Risk Account (LRA) which is funded through the proceeds of individual mortgages sold. One LRA is established for each master commitment and the amount deposited into the LRA is approximately 0.30% to 1.75% of each original loan balance.

If a loss on an individual loan is in excess of homeowner equity and (if applicable) primary mortgage insurance, funds are withdrawn from the related LRA to cover the shortfall. The Company is eligible to receive LRA funds, net of any losses, beginning in the sixth year from the date a master commitment is fulfilled. The Company’s LRA totaled $2.5 million, $903,000 and $292,000 at December 31, 2012, 2011, and 2010. The amount is reported in other assets and as deferred income until the FHLB remits amounts to the Company based on performance of loans in the Master Purchase Program aggregated pool, at which time revenue will be recognized. During the year ended December 31, 2012, 2011, and 2010, the Company received payments of $17,000, $6,000 and $5,000, respectively.

ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

Allowance for Loan Losses
	2012	2011	2010
	(In thousands)

Beginning Balance	$1,447	$1,242	$1,025
Provision for losses on loans	1,280	700	550
Charge-offs of loans	(568)	(508)	(333)
Recoveries	1	13	-
	$2,160	$1,447	$1,242

2012	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$978	$162	$13	$285	$9	$1,447
Provision	1,382	10	(12)	(101)	1	1,280
Charge-offs	(537)	-	-	(31)	-	(568)
Recoveries	-	-	-	-	1	1

Ending balance	$1,823	$172	$1	$153	$11	$2,160

Originated loans:
Individually evaluated for impairment	$632	$-	$-	$-	$-	$632

Purchased loans:

Individually evaluated for impairment	$152	$-	$-	$-	$-	$152

Originated Loans:
Collectively evaluated for impairment	$673	$172	$1	$153	$11	$1,010

Purchased loans:
Loans acquired with deteriorated credit quality	$366	$-	$-	$-	$-	$366

Loans receivable:

Ending balance	$249,202	$23,866	$1,243	$67,166	$1,691	$343,168

Ending balance:
Individually evaluated for impairment (1)	$96,060	$9,225	$-	$24,967	$894	$131,146

Ending balance:
Collectively evaluated for impairment	$149,159	$13,579	$1,243	$33,678	$716	$198,375

Ending balance:
Loans acquired with deteriorated credit quality	$3,983	$1,062	$-	$8,521	$81	$13,647

(1)Includes loans acquired from First Franklin of $125,430

2011	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	481	113	1	105	-	700
Charge-offs	(482)	-	(21)	-	(5)	(508)
Recoveries	-	-	-	-	13	13

Ending balance	$978	$162	$13	$285	$9	$1,447

Ending balance:
Individually evaluated for impairment	$244	$-	$-	$8	$-	$252

Ending balance:
Collectively evaluated for impairment	$734	$162	$13	$277	$9	$1,195

Ending balance:
Loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$290,808	$26,210	$4,390	$63,394	$2,210	$387,012

Ending balance:
Individually evaluated for impairment (1)	$116,991	$14,001	$-	$28,913	$1,690	$161,595

Ending balance:
Collectively evaluated for impairment	$168,243	$11,141	$4,390	$25,280	$424	$209,478

Ending balance:
Loans acquired with deteriorated credit quality	$5,574	$1,068	$-	$9,201	$96	$15,939

(1)Includes loans acquired from First Franklin of $155,850

Credit Quality Indicators
As of December 31, 2012

Credit Risk Profile by Internally Assigned Grade

	Originated Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$148,771	$13,579	$1,243	$32,699	$716	$197,008
Special mention	-	-	-	-	-	-
Substandard	5,390	94	-	1,599	-	7,083
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$154,161	$13,673	$1,243	$34,298	$716	$204,091

	Purchased Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$91,091	$10,193	$-	$30,551	$855	$132,690
Special mention	108	-	-	-	-	108
Substandard	3,842	-	-	2,317	120	6,279
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$95,041	$10,193	$-	$32,868	$975	$139,077

	Age Analysis of Past Due Originated Loans Receivable
	As of December 31, 2012
							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,116	$5,002	$6,118	$149,159	$5,002	$154,161	-
Multi-family	-	94	94	13,579	94	13,673	-
Construction	-	-	-	1,243	-	1,243	-
Commercial	547	620	1,167	33,678	620	34,298	-
Consumer	-	-	-	716	-	716	-
Total	$1,663	$5,716	$7,379	$198,375	$5,716	$204,091	-

	Age Analysis of Past Due Purchased Loans Receivable
	As of December 31, 2012

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$2,890	$3,446	$6,336	$91,595	$3,446	$95,041	$-
Multi-family	-	-	-	10,193	-	10,193	-
Construction	-	-	-	-	-	-	-
Commercial	693	1,519	2,212	31,349	1,519	32,868	-
Consumer	-	7	7	968	7	975	-
Total	$3,583	$4,972	$8,555	$134,105	$4,972	$139,077	$-

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$3,931	$3,931	$-	$4,752	$232
Multi-family	1,062	1,062	-	1,065	53
Construction	-	-	-	-	-
Commercial	8,521	8,521	-	8,861	545
Consumer	81	81	-	89	16
Total	$13,595	$13,595	$-	$14,767	$846
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family Residential	$13	$52	$39	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$13	$52	$39	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$1,724	$1,724	$-	$2,055	$60
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	116	-
Consumer	39	39	-	30	1
Total	$1,763	$1,763	$-	$2,201	$61
Purchased loans with an allowance recorded:
Real Estate:
1-4 family Residential	$148	$261	$113	$74	$5
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$148	$261	$113	$74	$5

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$3,487	$3,487	$-	$4,259	$43
Multi-family	94	94	-	95	1
Construction	-	-	-	-	-
Commercial	396	396	-	291	2
Consumer	-	-	-	-	-
Total	$3,977	$3,977	$-	$4,645	$46
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$946	$1,515	$569	$613	$6
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	161	224	63	157	-
Consumer	-	-	-	-	-
Total	$1,107	$1,739	$632	$770	$6
Total:
Real Estate:
1-4 family Residential	$10,249	$10,970	$721	$11,760	$346
Multi-family	1,156	1,156		1,160	54
Construction	-	-	-	-	-
Commercial	9,078	9,141	63	9,425	547
Consumer	120	120	-	119	17
Total	$20,603	$21,387	$784	$22,464	$964

Credit Quality Indicators
As of December 31, 2011

Credit Risk Profile by Internally Assigned Grade

	Originated Loans at December 31, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$167,988	$11,141	$4,390	$25,058	$424	$209,001
Special mention	-	-	-	-	-	-
Substandard	5,566	96	-	560	-	6,222
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$173,554	$11,237	$4,390	$25,618	$424	$215,223

		Purchased Loans at December 31, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$111,091	$14,669	$-	$34,699	$1,776	$162,235
Special mention	110	-	-	983	-	1,093
Substandard	6,053	304	-	2,094	10	8,461
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$117,254	$14,973	$-	$37,776	$1,786	$171,789

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2011
	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing

Real Estate:
1-4 family Residential	$2,460	$5,311	$7,771	$168,243	$5,311	$173,554	-
Multi-family	-	96	96	11,141	96	11,237	-
Construction	-	-	-	4,390	-	4,390	-
Commercial	457	338	795	25,280	338	25,618	-
Consumer	-	-	-	424	-	424	-
Total	$2,917	$5,745	$8,662	$209,478	$5,745	$215,223	-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2011

	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$1,165	$4,839	$6,004	$112,415	$4,839	$117,254	$-
Multi-family	-	300	300	14,673	300	14,973	-
Construction	-	-	-	-	-	-	-
Commercial	67	1,225	1,292	36,551	1,225	37,776	-
Consumer	-	10	10	1,776	10	1,786	-
Total	$1,232	$6,374	$7,606	$165,415	$6,374	$171,789	-

		Impaired Loans As of December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$5,574	$5,574	$-	$6,329	$135
Multi-family	1,068	1,068	-	1,121	17
Construction	-	-	-	-	-
Commercial	9,201	9,201	-	8,912	18
Consumer	96	96	-	986	4
Total	$15,939	$15,939	$-	$17,348	$174
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$2,385	$2,385	$-	$2,385	$77
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	233	233	-	233	10
Consumer	22	22	-	22	2
Total	$2,640	$2,640	$-	$2,640	$89
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$5,031	$5,031	$-	$4,670	$108
Multi-family	96	96	-	39	4
Commercial	186	186	-	217	16
Consumer	-	-	-	-	-
Total	$5,313	$5,313	$-	$4,926	$128
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$280	$524	$244	$395	$-
Multi-family	-	-	-	-	-
Commercial	152	160	8	91	-
Consumer	-	-	-	-	-
Total	$432	$684	$252	$486	$-
Total:
Real Estate:
1-4 family Residential	$13,270	$13,514	$244	$13,779	$320
Multi-family	1,164	1,164	-	1,160	21
Construction	-	-	-	-	-
Commercial	9,772	9,780	8	9,453	44
Consumer	118	118	-	1,008	6
Total	$24,324	$24,576	$252	$25,400	$391

Modifications As of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	16	$1,508	$1,508
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	754	754
Consumer	-	-	-

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2011

Post-Modification
		Pre-Modification	Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	5	$811	$800
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	1	$268
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

As of December 31, 2012, Cheviot Savings Bank had total troubled debt restructurings of $6.0 million. There were 30 one- to four-family residential loans totaling $3.8 million in troubled debt restructurings with the largest totaling $560,000. The remaining $2.2 million in troubled debt restructurings consisted of three commercial loans. During the year ended December 31, 2011, Cheviot Savings Bank had total troubled debt restructurings of $5.4 million. There were 17 one- to four-family residential loans totaling $3.8 million in troubled debt restructurings during the year, with the largest totaling $1.0 million. The other $1.6 million in troubled debt restructurings consisted of three commercial loans. These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment. Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.

OFFICE PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following:

	At December 31,
	2012	2011
	(In thousands)

Land	$2,055	$1,959
Buildings and improvements, including construction-in-progress	12,229	9,448
Furniture and equipment	3,136	2,958
Automobiles	45	45
	17,465	14,410
Less accumulated depreciation	4,984	4,210

	$12,481	$10,200

At December 31, 2012 and 2011, the Corporation had capitalized interest costs of approximately $11,000 related to the construction of branch offices.

DEPOSITS	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications at December 31:

Deposit type and weighted-average interest rate

	2012	2011
	(In thousands)

NOW accounts
2012 – 0.09%	$83,346
2011 – 0.28%		$76,170
Passbook accounts
2012 – 0.10%	33,712
2011 – 0.15%		33,388
Money market demand deposit
2012 – 0.25%	116,891
2011 – 0.50%		106,098
Total demand, transaction and passbook deposits	233,949	215,656

Certificates of deposit Original maturities of:
Less than 12 months
2012 – 1.62%	88,509
2011 – 2.28%		116,876
12 to 18 months
2012 – 0.57%	66,860
2011 – 0.84%		66,554
24 months – 36 months
2012 – 0.96%	36,079
2011 – 1.27%		39,088
Over 36 months
2012 – 2.24%	65,249
2011 – 2.86%		54,147

Total certificates of deposit	256,697	276,665

Total deposits	$490,646	$492,321

The Savings Bank had deposit accounts with balances in excess of $100,000 totaling $186.3 million and $175.8 million, including intercompany accounts totaling $14.8 million and $12.9 million, which are eliminated in consolidation at December 31, 2012 and 2011, respectively. At December 31, 2012 the standard maximum deposit insurance amount was $250,000.

Interest expense on deposits is summarized as follows at December 31:

	2012	2011	2010
	(In thousands)

Passbook savings and money market demand deposits	$428	$659	$512
NOW deposits	104	233	69
Certificates of deposit	4,152	3,966	2,854

	$4,684	$4,858	$3,435

Maturities of outstanding certificates of deposit are summarized as follows at December 31:

	2012	2011
	(In thousands)

Less than six months	$70,361	$69,987
Six months to one year	54,028	59,719
Over one year to three years	86,818	78,459
Over three years	45,490	68,500

	$256,697	$276,665

In the ordinary course of business, the Corporation accepted deposits from officers and directors. At December 31, 2012 and 2011, total deposits from officers and directors totaled approximately $1.1 million and $1.0 million, respectively.

ADVANCES FROM FEDERAL HOME LOAN BANK	12 Months Ended
Dec. 31, 2012
Advances From Federal Home Loan Bank [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at December 31, 2012 and 2011 by pledges of certain residential mortgage loans totaling $30.4 million and $39.2 million, respectively, and the Savings Bank’s investment in Federal Home Loan Bank stock are summarized as follows:

	Maturing
	year ending
Interest rate range	December 31,	2012	2011
(at fixed rates)		(Dollars in thousands)

2.94% - 5.18%	2012	$-	$461
3.13%	2013	147	672
1.50% - 4.84%	2014	1,669	2,357
4.31% - 5.36%	2015	3,000	4,400
4.07% - 5.25%	2016	10,724	10,966
5.27% - 5.35%	2017	1,009	1,433
1.38% - 4.18%	2018	3,062	4,399
1.81%	2020	4,703	6,639

		$24,314	$31,327

Weighted-average interest rate		3.64%	3.63%

The borrowings require principal payments as follows:

	2012	2011

2012	$5,065	$5,330
2013	5,252	5,527
2014	5,447	5,731
2015	2,902	5,943
Thereafter	5,648	8,796

	$24,314	$31,327

FEDERAL INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
FEDERAL INCOME TAXES
NOTE H - FEDERAL INCOME TAXES

Federal income tax on earnings differs from that computed at the statutory corporate tax rate for years ended December 31, 2012, 2011, and 2010 as follows:

	2012	2011	2010
	(Dollars in thousands)

Federal income taxes at statutory rate	$1,555	$1,536	$1,011
Increase (decrease) in taxes resulting primarily from:
Stock compensation	(28)	(15)	66
Nontaxable interest income	(39)	(39)	(22)
Cash surrender value of life insurance	(277)	(99)	(47)
Utilization of net operating loss carryforwards, previously reserved	-	(241)	-
Other	7	11	(13)

Federal income taxes per financial statements	$1,218	$1,153	$995

Effective tax rate	26.6%	25.5%	33.5%

The composition of the Corporation’s net deferred tax liability at December 31 is as follows:

Taxes (payable) refundable on temporary	2012	2011
differences at statutory rate:	(In thousands)

Deferred tax assets:
General loan loss allowance	$468	$406
Deferred compensation	90	283
Stock benefit plans	169	164
Merger related transaction costs	118	118
Net operating loss carryforward	1,278	2,168
Reserve for uncollected interests	401	324
Real estate owned	394	203
Fair market value adjustments	1,964	2,448
Other	47	60
Total deferred tax assets	4,929	6,174

Deferred tax liabilities:
Deferred loan origination costs	(314)	(270)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(705)	(1,365)
Unrealized gains on securities available for sale	(309)	(143)
Mortgage servicing rights	(439)	(372)

Total deferred tax liabilities	(3,516)	(3,899)

Net deferred tax asset	$1,413	$2,275

The Corporation was allowed a special bad debt deduction. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in liquidation, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at December 31, 2012 include approximately $3.0 million for which federal income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction at December 31, 2012 was approximately $1.0 million.

The Corporation’s principal temporary differences between financial income and taxable income result mainly from different methods of accounting for Federal Home Loan Bank stock dividends, the general loan loss allowance, deferred compensation, stock benefit plans and fair value adjustments arising from the First Franklin acquisition. The Corporation has approximately $3.8 million of operating losses to carryforward for the next 20 years. These loss carryforwards are subject to the Internal Revenue Code section 382 limitations which allow approximately $1.1 million of the losses on an annual basis to offset current year taxable income.

COMMITMENTS & CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES
NOTE I – COMMITMENTS & CONTINGENCIES

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers, including commitments to extend credit. Such commitments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the statements of financial condition. The contract or notional amounts of the commitments reflect the extent of the Corporation’s involvement in such financial instruments.

The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as those utilized for on-balance-sheet instruments.

At December 31, 2012 and 2011, the Corporation had outstanding commitments to originate fixed-rate loans with interest rates ranging from 2.25% to 6.25% totaling $9.7 million and $1.9 million in fixed rate loans and $1.0 million and $150,000 in variable rate loans, respectively, secured by one- to four-family residential real estate. Additionally, the Corporation had unused lines of credit under home equity loans totaling $30.5 million and $29.1 million at December 31, 2012 and 2011, respectively. In the opinion of management, all loan commitments equaled or exceeded prevalent market interest rates as of December 31, 2012 and 2011, and such commitments have been underwritten on the same basis as that of the existing loan portfolio. Management believes that all loan commitments are able to be funded through cash flow from operations and existing excess liquidity. Fees received in connection with these commitments have not been recognized in earnings.

At December 31, 2011, the Corporation reported $12.6 million as a contingent liability for the amount of proceeds received in the offering through December 31, 2011. The proceeds would be required to be returned to investors if the minimum capital raise of $37.4 million was not attained. The offering surpassed the minimum capital raise in January 2012, therefore, none of the cash proceeds was reported as restricted cash at December 31, 2011.

The Corporation had lease obligations on three of its branch facilities and one land lease. The lease obligations totaling $737,000 expire by 2022 with renewable terms.

In 2009, the Savings Bank entered into contract with COCC for the next six and a half years. COCC will provide the CORE banking services for the Savings Bank at a minimum annual cost of $276,000.

At December 31, 2012 and 2011, the Savings Bank had a $1.0 million line of credit with another local bank. No funds have been drawn on this line of credit as of December 31, 2012 and 2011.

REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2012
Regulatory Capital [Abstract]
REGULATORY CAPITAL
NOTE J - REGULATORY CAPITAL

The Savings Bank is subject to federally mandated minimum regulatory capital standards. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on its financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Savings Bank must meet specific capital guidelines that involve quantitative measures of the Savings Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Savings Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum federal capital standards generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The tangible capital requirement provides for minimum tangible capital (defined as shareholders’ equity less all intangible assets) equal to 1.5% of adjusted total assets. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk. The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets. In computing risk-weighted assets, the Corporation multiplies the value of each asset on its statement of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

The Savings Bank may be categorized as “well-capitalized” under the regulatory framework for prompt corrective action. Additionally, management is not aware of any recent event that would cause this classification to change. To be categorized as “well-capitalized,” the Savings Bank must maintain minimum capital ratios as set forth in the following table.

			As of December 31, 2012

					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$76,560	12.4%	>$ 9,437	>1.5%	>$31,457	>5.0%

Core capital	$76,560	12.4%	>$25,166	>4.0%	>$37,749	>6.0%

Risk-based capital	$78,721	25.6%	>$24,700	>8.0%	>$30,875	>10.0%

			As of December 31, 2011

					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$60,183	10.0%	>$ 9,247	>1.5%	>$30,823	>5.0%

Core capital	$60,183	10.0%	>$24,659	>4.0%	>$36,988	>6.0%

Risk-based capital	$61,622	18.8%	>$26,226	>8.0%	>$32,782	>10.0%

The Savings Bank’s management believes that, under the current regulatory capital regulations, the Savings Bank will continue to meet its minimum capital requirements in the foreseeable future. However, events beyond the control of the Savings Bank, such as increased interest rates or a downturn in the economy in the Savings Bank’s market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION
NOTE K - CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of the Corporation as of December 31, 2012 and 2011, and the results of its operations and its cash flows for the years ended December 31, 2012, 2011, and 2010:

CHEVIOT FINANCIAL CORP.
STATEMENT OF FINANCIAL CONDITION
For the years ended December 31, 2012 and 2011
(In thousands)

ASSETS	2012	2011

Cash in Cheviot Savings Bank	$14,752	$12,924
Cash and due from banks	1,960	40
Loan receivable - ESOP	1,864	832
Investment in Cheviot Savings Bank	88,344	71,904
Prepaid expenses and other assets	736	232
Prepaid federal income taxes	134	-
Deferred federal income taxes	118	118

Total assets	$107,908	$86,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$8	$56
Accrued federal income taxes	-	441
Total liabilities	8	497

Commitments and contingencies	-	12,643

Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock	-	(12,860)
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278

Total shareholders’ equity	$107,900	$72,910

Total liabilities and shareholders’ equity	$107,908	$86,050

CHEVIOT FINANCIAL CORP.
STATEMENT OF EARNINGS
For the years ended December 31, 2012, 2011, and 2010
(In thousands)

	2012	2011	2010

Income
Interest income	$15	$13	$166
Equity in earnings of Cheviot Savings Bank	3,614	3,737	2,429
Total income	3,629	3,750	2,595

General, administrative and other expense	408	575	849

Earnings before federal income tax benefits	3,221	3,175	1,746

Federal income tax benefits	(134)	(191)	(232)

Net earnings	$3,355	$3,366	$1,978

CHEVIOT FINANCIAL CORP.
STATEMENT OF CASH FLOWS
Years ended December 31, 2012, 2011, and 2010
(In thousands)

	2012	2011	2010

Cash flows provided by (used in) operating activities:
Net earnings for the year	$3,355	$3,366	$1,978
Amortization of premiums and discounts on investment securities, net	-	-	17
Equity in undistributed earnings of Cheviot Savings Bank	(3,534)	(3,756)	(2,901)
Amortization of expense related to stock benefit plans	362	356	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	-	12	8
Prepaid expenses and other assets	(504)	(198)	19
Accounts payable and other liabilities	(48)	(13)	58
Prepaid federal income taxes
Current	(575)	883	(308)
Deferred	-	(194)	75
Net cash provided by (used in) operating activities	(944)	456	(324)

Cash flows provided (used) by investing activities:
Purchase of investment securities – available for sale	-	-	(6,999)
Proceeds from maturity of investment securities – available for sale	-	3,000	10,000
Cash paid for acquisition, net of cash received	-	(9,621)	-
Capital investment in Cheviot Savings Bank	(16,616)	-	-
Dividend from Cheviot Savings Bank	3,000	-	-
Net cash flows provided by (used in) investing activities	(13,616)	(6,621)	3,001

Cash flows used in financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases	-	-	(32)
Proceeds for stock offering, net of costs	22,133	12,643	-
Shares acquired for stock benefit plans	(1,496)	-	-
Dividends paid	(2,351)	(1,581)	(1,432)
Net cash provided by (used in) financing activities	18,308	11,082	(1,368)

Net increase in cash and cash equivalents	3,748	4,917	1,309

Cash and cash equivalents at beginning of year	12,964	8,047	6,738

Cash and cash equivalents at end of year	$16,712	$12,964	$8,047

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
NOTE L - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the Corporation’s quarterly results for the years ended December 31, 2012 and 2011.

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2012:	(In thousands, except per share data)

Total interest income	$5,292	$5,368	$5,472	$5,557
Total interest expense	1,271	1,363	1,443	1,524

Net interest income	4,021	4,005	4,029	4,033
Provision for losses on loans	290	590	250	150
Net interest income after provision for loan losses	3,731	3,415	3,779	3,883
Other income	1,035	1,136	1,179	976
General, administrative and other expense	3,674	3,858	3,443	3,586

Earnings before income taxes	1,092	693	1,515	1,273
Federal income taxes	327	194	307	390

Net earnings	$765	$499	$1,208	$883

Earnings per share:
Basic and diluted	$.10	$.07	$.16	$.12

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2011:	(In thousands, except per share data)

Total interest income	$5,836	$6,130	$6,212	$3,947
Total interest expense	1,566	1,583	1,626	1,205

Net interest income	4,270	4,547	4,586	2,742
Provision for losses on loans	300	200	50	150
Net interest income after provision for loan losses	3,970	4,347	4,536	2,592
Other income	1,111	702	927	260
General, administrative and other expense	3,720	3,636	4,270	2,300

Earnings before income taxes	1,361	1,413	1,193	552
Federal income taxes	419	444	290	-

Net earnings	$942	$969	$903	$552

Earnings per share:
Basic and diluted	$.11	$.11	$.10	$.06

ACQUISITION OF FIRST FRANKLIN CORPORATION	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITION OF FIRST FRANKLIN CORPORATION
NOTE M – ACQUISITION OF FIRST FRANKLIN CORPORATION

On March 1, 2011 the Corporation received approval from the Office of Thrift Supervision to acquire First Franklin Corporation (First Franklin) and its subsidiary Franklin Savings and Loan Company, an Ohio chartered savings and loan association. Under the terms of the agreement the shareholders of First Franklin will receive in cash, $14.50 for each share of common stock held on the closing date. In addition, the merger agreement provides that all options to purchase First Franklin stock that are outstanding and unexercised, immediately prior to the closing under First Franklin’s various stock option plans, will be cancelled in exchange for a cash payment equal to the positive difference between $14.50 and the exercise price.

As previously stated, on March 16, 2011, Cheviot Financial, and its wholly owned subsidiary, Cheviot Savings Bank, completed the acquisition of First Franklin and its wholly-owned subsidiary, Franklin Savings. The acquisition was consummated in accordance with an Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 12, 2010, by and among Cheviot Financial Corp., Cheviot Savings Bank, Cheviot Merger Subsidiary, Inc., First Franklin and Franklin Savings.

At the effective time of the acquisition, each share of common stock, par value $0.01 per share, of First Franklin (other than shares owned by First Franklin, Cheviot Financial, Cheviot Savings Bank and Merger Subsidiary) was converted into the right to receive $14.50 in cash. Each First Franklin stock option outstanding at the time of the closing was converted into an amount of cash equal to the positive difference, if any, between $14.50 and the exercise price of such stock option. The aggregate cash consideration paid in the acquisition (including the cancellation of stock options) was approximately $24.7 million.

The acquired assets and assumed liabilities were measured at estimated fair values, as required by the FASB under Business Combinations. Management made significant estimates and exercised significant judgment in accounting for the acquisition. Management measured loan fair values based on loan file reviews (including borrower financial statements or tax returns), appraised collateral values, expected cash flows and historical loss factors of Franklin Savings. Real estate acquired through foreclosure was primarily valued based on appraised collateral values. The Corporation also recorded an identifiable intangible asset representing the core deposit base of Franklin Savings based on management’s evaluation of the cost of such deposits relative to alternative funding sources. Management used significant estimates including the average lives of depository accounts, future interest rate levels and the cost of servicing various depository products. Management used market quotations to fair value investment securities and FHLB advances.

The business combination resulted in the acquisition of loans with and without evidence of credit quality deterioration. First Franklin’s loans were deemed impaired at the acquisition date if Cheviot Financial did not expect to receive all contractually required cash flows due to concerns about credit quality. Such loans were fair valued and the difference between contractually required payments at the acquisition date and cash flows expected to be collected was recorded as a nonaccretable difference. At the acquisition date, Cheviot Financial recorded $25.0 million of purchased credit-impaired loans subject to a nonaccretable difference of $5.5 million. The method of measuring carrying value of purchased loans differs from loans originated by the Corporation (originated loans), and as such, the Corporation identifies purchased loans and purchased loans with a credit quality discount and originated loans at amortized cost. At December 31, 2012, the loans acquired with deteriorated credit quality decreased to $13.6 million as a result of payments and other exit activities.

First Franklin’s loans without evidence of credit deterioration were fair valued by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value. Additionally, consideration was given to management’s best estimates of default rates and payment speeds. At acquisition, First Franklin’s loan portfolio without evidence of deterioration totaled $173.2 million and was recorded at a fair value of $171.6 million.

The following table summarizes the purchase of First Franklin as of March 16, 2011:

Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin’s common stock	$14.50
Total value of the First Franklin’s common stock	$24,549
Fair value of outstanding employee stock awards, net of tax	131

Total purchase price	$24,680

Allocation of purchase price
Stockholders’ equity	$20,755

Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)

Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371

Goodwill resulting from the First Franklin acquisition	$10,309

The following condensed statement reflects the values assigned to First Franklin’s net assets as of the acquisition date:

March 16,
2011
(in thousands)

Assets:
Cash and cash equivalents	$20,480
Investment securities	15,618
Mortgage-backed securities	4,497
Loans receivable – net	196,519
Real estate acquired through foreclosure	2,404
Office premises and equipment	4,927
Goodwill and intangible assets	11,607

Other assets	21,509
Total Assets	$277,561

Liabilities:
Deposits	$221,528
Advances from the Federal Home Loan Bank	23,216
Other borrowings	1,490
Accrued expenses and other liabilities	6,647
Total liabilities	252,881

Fair value of net assets acquired	$24,680

The Corporation recorded goodwill and other intangibles associated with the purchase of First Franklin and Franklin Savings totaling $11.6 million. Goodwill is not amortized, but is periodically evaluated for impairment. The Corporation did not recognize any impairment during the period ended December 31, 2012. The carrying amount of the goodwill at December 31, 2012 was $10.3 million.

Identifiable intangibles are amortized to their estimated residual values over the expected useful lives. Such lives are also periodically reassessed to determine if any amortization period adjustments are required. During the year ended December 31, 2012, no such adjustments were recorded. The identifiable intangible asset consists of a core deposit intangible which is being amortized on an accelerated basis over the useful life of such asset. The gross carrying amount of the core deposit intangible at December 31, 2012 was $746,000 with $552,000 in accumulated amortization as of that date.

As of December, 31, 2012, the current year and estimated future amortization expense for the core deposit intangible was:

	2013	$206
	2014	149
	2015	116
	2016	110
	2017	110
	2018	55
Total		$746

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE N – SUBSEQUENT EVENTS

Authorization of the repurchase of up to 10% of Outstanding Common Stock

On January 16, 2013, Cheviot Financial Corp. announced that the Company’s Board of Directors authorized on January 15, 2013 the repurchase of up to 759,654 shares, or approximately 10%, of the Company’s outstanding common stock. The stock repurchase program will not be effective until January 21, 2013, which is after the one year anniversary of the Company’s second-step conversion. The repurchases may be carried out through open market purchases, block trades, and in negotiated private transactions. In addition, the Company may enter into an agreement to have its shares repurchased pursuant to rule 10b-5-1 of the Securities Exchange Act of 1934. The common stock may be repurchased on an ongoing basis and will be subject to the availability of stock, general market conditions, the trading price of the stock, alternative uses for capital, and the Company’s financial performance.

Dividend

On February 20, 2013, Cheviot Financial Corp. announced the increase of the quarterly dividend to $0.09 per share from $0.08 per share to shareholders of record March 15, 2013. The dividend will be paid March 31, 2013.

SUMMARY OF ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
1. Principles of Consolidation

The accompanying consolidated financial statements as of and for the years ended December 31, 2012, 2011, and 2010, include the accounts of the Corporation and its wholly-owned subsidiary, the Savings Bank. All significant intercompany items have been eliminated.

Investment and Mortgage-backed Securities
2. Investment and Mortgage-backed Securities

The Corporation accounts for investment and mortgage-backed securities using 3 categories: held to maturity, trading, or available for sale. Securities classified as held to maturity are carried at cost only if the Corporation has the positive intent and ability to hold these securities to maturity. Securities available for sale are carried at fair value with resulting unrealized gains or losses recorded in shareholders’ equity. Realized gains or losses on sales of securities are recognized using the specific identification method.

Loans Receivable
3.  Loans Receivable

Loans receivable are stated at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses.  Interest is accrued as earned unless the collectability of the loan is in doubt.  Loans are generally placed on nonaccrual status when they are contractually past due 90 days or more.  Interest on loans that are contractually past due more than 90 days is charged off, or an allowance is established based on management’s periodic evaluation.  The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management’s judgment, the borrower’s ability to make periodic interest and principal payments has returned to normal, in which case the loan is returned to accrual status.  If the ultimate collectability of the loan is in doubt, in whole or in part, all payments received on nonaccrual loans are applied to reduce principal until such doubt is eliminated.

Loans held for sale are carried at the lower of cost (less principal payments received) or fair value (market value), calculated on an aggregate basis.  At December 31, 2012 and 2011, the Corporation had $3.3 million and $1.5 million in loans held for sale.

The Corporation recognizes, as separate assets, rights to service mortgage loans for others, regardless of how those servicing rights are acquired.  An institution that acquires mortgage servicing rights through either the purchase or origination of mortgage loans and sells those loans with servicing rights retained must allocate some of the cost of the loans to the mortgage servicing rights at fair value.  The Corporation has opted to account for the capitalized servicing rights as being amortized in proportion to and over the estimated period of servicing income.

The Corporation recorded mortgage servicing rights totaling $224,000,  $127,000, and $144,000, net of amortization of $352,000, $175,000, and $62,000, during the years ended December 31, 2012, 2011, and 2010, respectively.  The carrying value of the Corporation’s mortgage servicing rights totaled approximately $1.3 million  and $1.1 million at December 31, 2012 and 2011, respectively.

The Corporation was servicing mortgage loans of approximately $141.3 million and $118.7 million at December 31, 2012 and 2011, respectively, all of which had been sold to the Federal Home Loan Bank of Cincinnati, Federal Home Loan Mortgage Corporation, US Bank, Bank of America, Franklin American, BB&T and Lake Michigan.

Loan Origination Fees and Costs
4. Loan Origination Fees and Costs

Origination fees received from loans, net of direct origination costs, are deferred and amortized to interest income using the level-yield method, giving effect to actual loan prepayments. Additionally, loan origination costs are limited to the direct costs attributable to originating a loan, i.e., principally actual personnel costs. Fees received for loan commitments that are expected to be drawn upon, based on the Corporation’s experience with similar commitments, are deferred and amortized over the life of the loan using the level-yield method. Fees for other loan commitments are deferred and amortized over the loan commitment period on a straight-line basis.

Allowance for Loan Losses
5. Allowance for Loan Losses

It is the Corporation’s policy to provide valuation allowances for estimated losses on loans primarily based on past loan loss experience and economic factors such as level of delinquencies, collateral values and overall employment and economy in the market area. Additionally, the Corporation considers changes in the composition of the loan portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. When the collection of a loan becomes doubtful, or otherwise troubled, the Corporation records a charge-off equal to the difference between the fair value of the property securing the loan and the loan’s carrying value. Major loans and major lending areas are reviewed periodically to determine potential problems at an early date. The allowance for loan losses is increased by charges to earnings and decreased by charge-offs (net of recoveries).

Impaired loans are measured based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral if the loan is collateral- dependent.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Corporation considers its investment in existing one- to four-family residential loans and consumer installment loans to be homogeneous and therefore excluded from separate identification for evaluation of impairment. With respect to the Corporation’s investment in construction, commercial and multi-family residential real estate loans, and its evaluation of impairment thereof, such loans are generally collateral-dependent and, as a result, are carried as a practical expedient at the lower of cost or fair value of collateral.

Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment.

Real Estate Acquired through Foreclosure
6. Real Estate Acquired through Foreclosure

Real estate acquired through foreclosure is carried at the lower of the loan’s unpaid principal balance (cost) or fair value less estimated selling expenses at the date of acquisition. A loan loss provision is recorded for any write down in the loan’s carrying value to fair value at the date of acquisition. Real estate loss provisions are recorded if the properties’ fair values subsequently decline below the value determined at the recording date. In determining the lower of cost or fair value at acquisition, costs relating to development and improvement of property are considered. Costs relating to holding real estate acquired through foreclosure, net of rental income, are charged against earnings as incurred.

Investment in Federal Home Loan Bank Stock
7. Investment in Federal Home Loan Bank Stock

The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (FHLB) to maintain an investment in FHLB common stock. The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value. The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB of Cincinnati. At December 31, 2012 and 2011, the FHLB of Cincinnati placed no restrictions on redemption of shares in excess of a member’s required investment in the stock.

Office Premises and Equipment
8. Office Premises and Equipment

Office premises and equipment are carried at cost. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation and amortization are provided on the straight-line and accelerated methods over the useful lives of the assets, estimated to be between fifteen and forty years for buildings and improvements, five to ten years for furniture and equipment and five years for automobiles. An accelerated method is used for tax reporting purposes.

Federal Income Taxes
9. Federal Income Taxes

The Corporation uses an asset and liability approach to accounting for income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A deferred tax liability or deferred tax asset is computed by applying the current statutory tax rates to net taxable or deductible temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in net taxable or deductible amounts in future periods. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance is provided for deferred tax assets to the extent that the value of net deductible temporary differences and carryforward attributes exceeds management’s estimates of taxes payable on future taxable income. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

The Corporation’s principal temporary differences between pretax financial income and taxable income result from different methods of accounting for deferred loan origination fees and costs, Federal Home Loan Bank stock dividends, the general loan loss allowance and credit quality discount on purchased loans, charitable contributions, deferred compensation and stock benefit plans. Additional temporary differences result from depreciation computed using accelerated methods for tax purposes.

As required by Accounting for Uncertainty in Income Taxes, the Corporation recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. At the adoption date, January 1, 2007, the Corporation applied this standard to all tax positions for which the statute of limitations remained open. As a result of the implementation, the Corporation was not required to record any liability for unrecognized tax benefits as of January 1, 2008. There have been no material changes in unrecognized tax benefits since January 1, 2008.

The Corporation is subject to income taxes in the U.S. federal jurisdiction, as well as various state jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Corporation is no longer subject to U.S. federal, state and local, or non U.S. income tax examinations by tax authorities for the tax years before 2009.

The Internal Revenue Service has completed the audit of Cheviot Financial Corp. for the year ended December 31, 2009. The Company did not have any additional liability as a result of the audit. First Franklin Corporation was under audit for 2008, 2009, and 2010. During the year, the short period for 2011 was included so that the audits could be finalized. As a result of the audit, there was an additional liability of $206,000. The additional tax resulted from audit adjustments to maintenance expense on real estate owned and reduced the net operating loss carryforward.

The Corporation will recognize, if applicable, interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No interest or penalties were recognized in the financial statements for December 31, 2012, 2011, and 2010.

Benefit Plans
10. Benefit Plans
The Corporation has a 401(k) retirement savings plan, which covers all employees who have attained the age of 21 and have completed one year of service. The Corporation is annually required to contribute 3% of eligible employees’ salaries, plus the lesser of 3% of each participant’s salary or 50% of each participant’s contributions, to the plan. Employer contributions totaled $300,000, $359,000, and $231,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Corporation has a nonqualified directors deferred compensation plan (the “compensation plan”) which provides for the payment of benefits to its directors upon termination of service with the Corporation. The Corporation recorded expense of approximately $18,000, $28,000, and $36,000 for the directors deferred compensation plan for the years ended December 31, 2012, 2011, and 2010.

In connection with the 2004 Reorganization, the Corporation implemented an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. The Corporation records a compensation expense equal to the fair value of ESOP shares allocated to participants during a given year. In addition, as part of the second step stock conversion, the Corporation purchased an additional 187,000 shares for a new ESOP plan, resulting in a new loan with Cheviot Financial Corporation totaling $1.5 million. Allocation of shares to the ESOP participants is predicated upon the repayment of the loans to Cheviot Financial Corp. totaling $1.9 million and $832,000 million at December 31, 2012 and 2011, respectively. Dividends paid on the unallocated shares are used to fund the loan payment. The Corporation recorded expense related to the ESOP of approximately $381,000, $307,000, and $301,000 for the years ended December 31, 2012, 2011, and 2010, respectively. The fair value of the unearned ESOP shares approximated $1.9 million and $531,000 at December 31, 2012 and 2011.

In 2005, the Corporation initiated a Management Recognition Plan (“MRP” or the “Plan”) which provided for awards of 166,608 shares to members of the board of directors, management and certain employees. Common shares awarded under the MRP vest over a five year period, commencing with the date of the grant. Expense recognized under the MRP totaled $36,000, $34,000, and $156,000 for the years ended December 31, 2012, 2011, and 2010, respectively. During the years ended December 31, 2012, 2011, and 2010, 2,550 shares, 3,214 shares, and 2,892 shares were awarded under the Corporation’s MRP, respectively at a weighted average grant price of $11.02. During the year ended December 31, 2012, 2,656 shares vested at an average price of $9.51. At December 31, 2012 and 2011 total non-vested shares were 8,411 and 14,923 at a weighted average grant date fair value of $13.50. The shares in the plan and the shares granted have been adjusted to reflect the exchange ratio of 0.857%.

Fair Value of Financial Instruments
11. Fair Value of Financial Instruments

Fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practical to estimate the value, is based upon the characteristics of the instruments and relevant market information. Financial instruments include cash, evidence of ownership in an entity or contracts that convey or impose on an entity the contractual right or obligation to either receive or deliver cash for another financial instrument. These fair value estimates are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price for which an asset could be sold or liability could be settled. However, given there is no active market or observable market transactions for many of the Corporation’s financial instruments, it has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments at December 31, 2012, 2011, and 2010:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Investment and mortgage-backed securities: For investment and mortgage-backed securities, fair value is deemed to equal the quoted market price, where available. If a quoted market price is not available, fair value is estimated using quoted market prices of comparable instruments.

Loans receivable: The loan portfolio was segregated into categories with similar characteristics, such as one-to four-family residential, multi-family residential and commercial real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts, fair values were deemed to equal the historic carrying values. The historical carrying amount of accrued interest on loans is deemed to approximate fair value.

Loans held for sale: Loans held for sale are carried at the lower of cost or fair market value, as determined by outstanding commitments from investors, on an aggregated basis. At December 31, 2012, 2011, and 2010, market value approximates cost.

Federal Home Loan Bank stock: The carrying amount presented in the consolidated statements of financial condition is deemed to approximate fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market demand deposits is deemed to approximate the amount payable on demand at December 31, 2012, 2011, and 2010. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by Borrowers for Taxes and Insurance: The carrying amount of advances by borrowers for taxes and insurance is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. At December 31, 2012, 2011 and 2010, the fair value of loan commitments was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Corporation’s financial instruments were as follows:

	2012		2011
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	(In thousands)
Financial assets
Cash and cash equivalents	$25,114	$25,114	$45,140	$45,140
Investment securities	195,963	195,963	121,042	121,042
Mortgage-backed securities	9,610	9,801	11,626	11,774
Loans receivable – net and loans held for sale	340,414	381,018	384,296	404,595
Accrued interest receivable	2,264	2,264	2,139	2,139
Federal Home Loan Bank stock	8,651	8,651	8,366	8,366

	$582,016	$622,811	$572,609	$593,056

Financial liabilities
Deposits	$490,646	$490,017	$492,321	$492,286
Advances from the Federal Home Loan Bank	24,314	24,920	31,327	32,429
Accrued interest payable	90	90	118	118
Advances by borrowers for taxes and insurance	2,331	2,331	2,464	2,464

	$517,381	$517,358	$526,230	$527,297

Advertising	12. Advertising Advertising costs are expensed when incurred.
Cash and Cash Equivalents
13. Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, federal funds sold and interest-bearing deposits in other financial institutions with original terms to maturity of ninety days or less.

The Corporation maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Corporation believes it is not exposed to any significant credit risk on cash and cash equivalents.

Earnings Per Share
14. Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released. Weighted-average common shares deemed outstanding gives effect to a reduction for 208,251, 71,415, and 107,126 unallocated shares held by the ESOP for the fiscal years ended December 31, 2012, 2011, and 2010, respectively.

For the years ended December 31, 2012, 2011, and 2010

	December 31,
	2012	2011	2010

Weighted-average common shares outstanding (basic)	7,415,768	8,757,880	8,723,463

Dilutive effect of assumed exercise of stock options	6,251	8,391	8,441

Weighted-average common shares outstanding (diluted)	7,422,019	8,766,271	8,731,904

For the year ended December 31, 2012 options to purchase 370,339 shares of common stock ranging in price from $8.30 - $15.90 were outstanding but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common share. For the years ended December 31, 2011 and 2010 the options totaled 425,600 and 421,200 ranging in price from $8.07 to $13.63. The shares for 2011 and 2010 have not been adjusted to reflect the exchange ratio of 0.857%.

Stock Option Plan
15. Stock Option Plan

On April 26, 2005, the Corporation approved a Stock Incentive Plan that provides for grants of up to 416,517 stock options. During 2012, 2011, and 2010 approximately 5,600, 3,771, and 7,593 stock options were granted subject to a five year vesting period. The shares in the plan and the shares granted have been adjusted to reflect the exchange ratio of 0.857%.

The Corporation follows FASB Accounting Standard Codification Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options is reflected as a net increase in equity, for both any new grants, as well as for all unvested options outstanding at December 31, 2005, in both cases using the fair values established by usage of the Black-Scholes option pricing model, expensed over the vesting period of the underlying option.

The Corporation elected the modified prospective transition method in applying ASC 718. Under this method, the provisions of ASC 718 apply to all awards granted or modified after the date of adoption, as well as for all unvested options outstanding at December 31, 2005. The compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the years ended December 31, 2012, 2011, and 2010 the Corporation recorded $22,000, $20,000 and $96,000 in after-tax compensation cost for equity-based awards that vested during year. The Corporation has $51,000, $67,000 and $68,000 unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of December 31, 2012, 2011, and 2010, which is expected to be recognized over a weighted-average vesting period of approximately 2.5 months as of December 31, 2012, 2011 and 2010. There is no intrinsic value on the vested outstanding options due to the strike price exceeding the market price at and December 31, 2012 and 2011.

A summary of the unvested stock awards is as follows:

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2010	23,940	$3.52
Awarded	4,400	5.30
Vested	(7,500)	3.22
Unvested at December 31, 2011	20,840	$4.00

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2011	20,840	$4.00
Stock Conversion	(2,980)	-
Awarded	5,600	1.28
Vested	(6,143)	3.52
Unvested at December 31, 2012	17,317	$3.29

A summary of the status of the Corporation’s stock option plan as of December 31, 2012, 2011, and 2010 and changes during the year then ended is presented below:

	2012		2011		2010
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	425,600	$11.10	421,200	$11.05	412,340	$11.17
Stock conversion	(60,861)	1.76	-	-	-	-
Granted	5,600	8.30	4,400	9.04	8,860	8.07
Exercised	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-
Outstanding at end of year	370,339	$12.80	425,600	$11.10	421,200	$11.05

Options exercisable at year-end	353,022	$12.96	404,760	$11.14	397,260	$11.16

Fair value of options granted during the year		$1.28		$5.30		$4.83
Weighted average remaining vesting period		2 months		2 months		2 months

The following information applies to options outstanding at December 31, 2012:

Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

The following information applies to options outstanding at December 31, 2011:

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	3.8 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior. The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date. Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option granted is estimated on the date of grant using the modified Black-Scholes options-pricing model with the following weighted-average assumptions used for grants in 2012, 2011, and 2010, dividend yield of 3.86%, 5.31% and 5.45%; expected volatility of 24.1%, 44.17% and 44.55%; risk-free interest rates of 1.64%, 2.97% and 3.38%; and expected lives of 10 years. The effects of expensing stock options are reported in “cash provided by financing activities” in the Consolidated Statements of Cash Flows.

In January 2013 the Board of Directors approved the 2013 Equity Incentive Plan, subject to shareholder approval at the April 23, 2013 Stockholders’ meeting.

Disclosures about Fair Value of Assets and Liabilities
16. Disclosures about Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy exists for fair value measurements based upon the inputs to the valuation of an asset or liability.

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair value methods and assumptions are set forth below for each type of financial instrument.

Securities available for sale: Fair value on available for sale securities were based upon a market approach. Securities which are fixed income instruments that are not quoted on an exchange, but are traded in active markets, are valued using prices obtained from our custodian, which used third party data service providers and classified as level 2 assets. Management compares the fair values to another third party report for reasonableness. Available for sale securities includes U.S. agency securities, municipal bonds and mortgage-backed agency securities.

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)

Securities available for sale at December 31, 2012:
U.S. Government agency securities	-	$192,705	-
Municipal obligations	-	$3,258	-
Mortgage-backed securities	-	$6,029	-

Securities available for sale at December 31, 2011:
U.S. Government agency securities	-	$117,871	-
Municipal obligations	-	$3,171	-
Mortgage-backed securities	-	$7,459	-

The Corporation is predominately an asset-based lender with real estate serving as collateral on a substantial majority of loans. Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair values of the underlying real estate collateral. Such fair values are obtained using independent appraisals based on comparable sales, which the Corporation considers to be Level 2 inputs. The aggregate carrying amount of impaired originated loans at both December 31, 2012 and 2011 were approximately $5.7 million, respectively.

The Corporation has acquired through foreclosure totaling $4.0 million and $3.8 million at December 31, 2012 and 2011, respectively. Real estate acquired through foreclosure is carried at the lower of the cost or fair value less estimated selling expenses at the date of acquisition. Fair values are obtained using independent appraisals, based on comparable sales which the Corporation considers to be Level 2 inputs. The aggregate amount of real estate acquired through foreclosure that is carried at fair value was approximately $3.3 million and $3.1 million at December 31, 2012 and 2011, respectively. The aggregate amount of real estate acquired through foreclosure that is carried at cost was approximately $721,000 and $734,000 at December 31, 2012 and 2011, respectively.

Effects of Recent Accounting Pronouncements
17. Effects of Recent Accounting Pronouncements

We adopted the following accounting guidance in 2012, none of which had a material effect, if any, on our consolidated financial position or results of operations.

In May 2011, the FASB issued ASU 2011-4, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” This Update provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. We do not anticipate any material impact from this Update.

In June 2011, the FASB issued ASU 2011-5, “Comprehensive Income (Topic 220).” In this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in this Update should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. We do not anticipate any material impact from this Update.

In September 2011, the FASB issued ASU 2011-8, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not anticipate any material impact from this Update.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July 2012 the FASB issued ASU 2012-02, Intangibles - goodwill and other (Topic 350). The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. Effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In August 2012 the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. Because the amendments in this ASU reflect only guidance modifications that the SEC had previously issued, the amendments have no incremental impact on the reporting entity.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements: The amendments in this update clarify the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. Amendments to the Codification without transition guidance are effective upon issuance for both public and nonpublic entities. For public entities, amendments subject to transition guidance will be effective for fiscal periods beginning after December 15, 2012.

Subsequent Events
18. Subsequent Events

The Corporation evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements.

SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of carrying value and fair value of the Corporation's financial instruments

	2012		2011
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	(In thousands)
Financial assets
Cash and cash equivalents	$25,114	$25,114	$45,140	$45,140
Investment securities	195,963	195,963	121,042	121,042
Mortgage-backed securities	9,610	9,801	11,626	11,774
Loans receivable – net and loans held for sale	340,414	381,018	384,296	404,595
Accrued interest receivable	2,264	2,264	2,139	2,139
Federal Home Loan Bank stock	8,651	8,651	8,366	8,366

	$582,016	$622,811	$572,609	$593,056

Financial liabilities
Deposits	$490,646	$490,017	$492,321	$492,286
Advances from the Federal Home Loan Bank	24,314	24,920	31,327	32,429
Accrued interest payable	90	90	118	118
Advances by borrowers for taxes and insurance	2,331	2,331	2,464	2,464

	$517,381	$517,358	$526,230	$527,297

Schedule of weighted average number of shares outstanding

	December 31,
	2012	2011	2010

Weighted-average common shares outstanding (basic)	7,415,768	8,757,880	8,723,463

Dilutive effect of assumed exercise of stock options	6,251	8,391	8,441

Weighted-average common shares outstanding (diluted)	7,422,019	8,766,271	8,731,904

Schedule of unvested stock awards

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2010	23,940	$3.52
Awarded	4,400	5.30
Vested	(7,500)	3.22
Unvested at December 31, 2011	20,840	$4.00

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2011	20,840	$4.00
Stock Conversion	(2,980)	-
Awarded	5,600	1.28
Vested	(6,143)	3.52
Unvested at December 31, 2012	17,317	$3.29

Schedule of corporation's stock option plan

	2012		2011		2010
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	425,600	$11.10	421,200	$11.05	412,340	$11.17
Stock conversion	(60,861)	1.76	-	-	-	-
Granted	5,600	8.30	4,400	9.04	8,860	8.07
Exercised	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-
Outstanding at end of year	370,339	$12.80	425,600	$11.10	421,200	$11.05

Options exercisable at year-end	353,022	$12.96	404,760	$11.14	397,260	$11.16

Fair value of options granted during the year		$1.28		$5.30		$4.83
Weighted average remaining vesting period		2 months		2 months		2 months

Schedule of stock options outstanding

Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

The following information applies to options outstanding at December 31, 2011:

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	3.8 years

Schedule of available for sale securities

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)

Securities available for sale at December 31, 2012:
U.S. Government agency securities	-	$192,705	-
Municipal obligations	-	$3,258	-
Mortgage-backed securities	-	$6,029	-

Securities available for sale at December 31, 2011:
U.S. Government agency securities	-	$117,871	-
Municipal obligations	-	$3,171	-
Mortgage-backed securities	-	$7,459	-

INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$192,247	$550	$92	$192,705
Municipal obligations	3,037	222	1	3,258

	$195,284	$772	$93	$195,963

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$117,731	$205	$65	$117,871
Municipal obligations	3,039	160	28	3,171

	$120,770	$365	$93	$121,042

Schedule of investments securities classified by contractual maturity date

	December 31,
	2012	2011
	(In thousands)

Less than one year	$145,210	$95,244
One to five years	28,198	15,954
Five to ten years	11,175	1,325
More than ten years	10,701	8,247

	$195,284	$120,770

Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$925	$129	$1	$1,053
Federal National Mortgage Association adjustable-rate participation certificates	1,738	46	1	1,783
Government National Mortgage Association adjustable-rate participation certificates	3,136	57	-	3,193

	$5,799	$232	$2	$6,029

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$318	$7	$1	$324
Federal National Mortgage Association adjustable-rate participation certificates	296	9	-	305
Government National Mortgage Association adjustable-rate participation certificates	2,967	176	-	3,143

	$3,581	$192	$1	$3,772

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,137	$44	$1	$1,180
Federal National Mortgage Association adjustable-rate participation certificates	2,624	46	4	2,666
Government National Mortgage Association adjustable-rate participation certificates	3,548	93	28	3,613

	$7,309	$183	$33	$7,459

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$382	$7	$1	$388
Federal National Mortgage Association adjustable-rate participation certificates	410	7	-	417
Government National Mortgage Association adjustable-rate participation certificates	3,375	137	2	3,510

	$4,167	$151	$3	$4,315

Schedule of mortgage backed securities classified by contractual maturity date

	December 31,
	2012	2011
	(In thousands)

Due in one year or less	$485	$552
Due in one year through five years	2,044	2,336
Due in five years through ten years	2,804	3,227
Due in more than ten years	4,047	5,361

	$9,380	$11,476

Schedule of continuous unrealized loss position

	December 31, 2012
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	4	$22,401	$92	-	$-	$-	4	$22,401	$92
Municipal obligations	-	-	-	1	714	1	1	714	1
Mortgage-backed securities	3	13	1	13	272	2	16	285	3

Total temporarily impaired securities	7	$22,414	$93	14	$986	$3	21	$23,400	$96

	December 31, 2011
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	7	$34,936	$65	-	$-	$-	7	$34,936	$65
Municipal obligations	-	-	-	1	687	28	1	687	28

Mortgage-backed securities	18	763	35	1	6	1	19	769	36

Total temporarily impaired securities	25	$35,699	$100	2	$693	$29	27	$36,392	$129

FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of loans receivable portfolio

	2012	2011
	(In thousands)

One- to four-family residential	$249,202	$290,808
Multi-family residential	23,866	26,210
Construction	1,243	4,390
Commercial	67,166	63,394
Consumer	1,691	2,210
	343,168	387,012
Less:
Undisbursed portion of loans in process	933	1,478
Deferred loan origination fees	(339)	(209)
Allowance for loan losses	2,160	1,447

	$340,414	$384,296

Schedule of financing receivable recorded investment

	One-to four Family Residential	Multi-family Residential	Construction		Commercial	Consumer	Total

Purchased loans	$96,671	$10,352	$-		$35,005	$2,054	$144,082
Credit quality discount	(1,630)	(159)	-		(2,137)	(1,079)	(5,005)
Purchased loans
book value (3)	95,041	10,193	-		32,868	975	139,077
Originated loans (1)	154,161	13,673	1,243	(2)	34,298	716	204,091
Ending balance	$249,202	$23,866	$1,243		$67,166	$1,691	$343,168

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

Schedule of financing receivable recorded investment credit Impaired and non impaired purchased loans receivable

	Non-impaired Purchased Loans	Credit Impaired Purchased Loans
One-to-four family residential (1)	$91,058	$3,983
Multi-family residential	9,131	1,062
Construction	-	-
Commercial	24,347	8,521
Consumer	894	81
Total	$125,430	$13,647

(1)	Includes home equity lines of credit

ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Schedule of allowance for loan losses
Allowance for Loan Losses
	2012	2011	2010
	(In thousands)

Beginning Balance	$1,447	$1,242	$1,025
Provision for losses on loans	1,280	700	550
Charge-offs of loans	(568)	(508)	(333)
Recoveries	1	13	-
	$2,160	$1,447	$1,242

Schedule of allowance for credit losses

2012	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$978	$162	$13	$285	$9	$1,447
Provision	1,382	10	(12)	(101)	1	1,280
Charge-offs	(537)	-	-	(31)	-	(568)
Recoveries	-	-	-	-	1	1

Ending balance	$1,823	$172	$1	$153	$11	$2,160

Originated loans:
Individually evaluated for impairment	$632	$-	$-	$-	$-	$632

Purchased loans:

Individually evaluated for impairment	$152	$-	$-	$-	$-	$152

Originated Loans:
Collectively evaluated for impairment	$673	$172	$1	$153	$11	$1,010

Purchased loans:
Loans acquired with deteriorated credit quality	$366	$-	$-	$-	$-	$366

Loans receivable:

Ending balance	$249,202	$23,866	$1,243	$67,166	$1,691	$343,168

Ending balance:
Individually evaluated for impairment (1)	$96,060	$9,225	$-	$24,967	$894	$131,146

Ending balance:
Collectively evaluated for impairment	$149,159	$13,579	$1,243	$33,678	$716	$198,375

Ending balance:
Loans acquired with deteriorated credit quality	$3,983	$1,062	$-	$8,521	$81	$13,647

(1)Includes loans acquired from First Franklin of $125,430

2011	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	481	113	1	105	-	700
Charge-offs	(482)	-	(21)	-	(5)	(508)
Recoveries	-	-	-	-	13	13

Ending balance	$978	$162	$13	$285	$9	$1,447

Ending balance:
Individually evaluated for impairment	$244	$-	$-	$8	$-	$252

Ending balance:
Collectively evaluated for impairment	$734	$162	$13	$277	$9	$1,195

Ending balance:
Loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$290,808	$26,210	$4,390	$63,394	$2,210	$387,012

Ending balance:
Individually evaluated for impairment (1)	$116,991	$14,001	$-	$28,913	$1,690	$161,595

Ending balance:
Collectively evaluated for impairment	$168,243	$11,141	$4,390	$25,280	$424	$209,478

Ending balance:
Loans acquired with deteriorated credit quality	$5,574	$1,068	$-	$9,201	$96	$15,939

(1)Includes loans acquired from First Franklin of $155,850

Schedule of credit risk profile by internally assigned grade

	Originated Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$148,771	$13,579	$1,243	$32,699	$716	$197,008
Special mention	-	-	-	-	-	-
Substandard	5,390	94	-	1,599	-	7,083
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$154,161	$13,673	$1,243	$34,298	$716	$204,091

	Purchased Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$91,091	$10,193	$-	$30,551	$855	$132,690
Special mention	108	-	-	-	-	108
Substandard	3,842	-	-	2,317	120	6,279
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$95,041	$10,193	$-	$32,868	$975	$139,077

	Originated Loans at December 31, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$167,988	$11,141	$4,390	$25,058	$424	$209,001
Special mention	-	-	-	-	-	-
Substandard	5,566	96	-	560	-	6,222
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$173,554	$11,237	$4,390	$25,618	$424	$215,223

		Purchased Loans at December 31, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$111,091	$14,669	$-	$34,699	$1,776	$162,235
Special mention	110	-	-	983	-	1,093
Substandard	6,053	304	-	2,094	10	8,461
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$117,254	$14,973	$-	$37,776	$1,786	$171,789

Schedule of age analysis of past due purchased loans receivable

	Age Analysis of Past Due Originated Loans Receivable
	As of December 31, 2012
							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,116	$5,002	$6,118	$149,159	$5,002	$154,161	-
Multi-family	-	94	94	13,579	94	13,673	-
Construction	-	-	-	1,243	-	1,243	-
Commercial	547	620	1,167	33,678	620	34,298	-
Consumer	-	-	-	716	-	716	-
Total	$1,663	$5,716	$7,379	$198,375	$5,716	$204,091	-

	Age Analysis of Past Due Purchased Loans Receivable
	As of December 31, 2012

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$2,890	$3,446	$6,336	$91,595	$3,446	$95,041	$-
Multi-family	-	-	-	10,193	-	10,193	-
Construction	-	-	-	-	-	-	-
Commercial	693	1,519	2,212	31,349	1,519	32,868	-
Consumer	-	7	7	968	7	975	-
Total	$3,583	$4,972	$8,555	$134,105	$4,972	$139,077	$-

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2011
	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing

Real Estate:
1-4 family Residential	$2,460	$5,311	$7,771	$168,243	$5,311	$173,554	-
Multi-family	-	96	96	11,141	96	11,237	-
Construction	-	-	-	4,390	-	4,390	-
Commercial	457	338	795	25,280	338	25,618	-
Consumer	-	-	-	424	-	424	-
Total	$2,917	$5,745	$8,662	$209,478	$5,745	$215,223	-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2011

	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$1,165	$4,839	$6,004	$112,415	$4,839	$117,254	$-
Multi-family	-	300	300	14,673	300	14,973	-
Construction	-	-	-	-	-	-	-
Commercial	67	1,225	1,292	36,551	1,225	37,776	-
Consumer	-	10	10	1,776	10	1,786	-
Total	$1,232	$6,374	$7,606	$165,415	$6,374	$171,789	-

Schedule of impaired loans

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$3,931	$3,931	$-	$4,752	$232
Multi-family	1,062	1,062	-	1,065	53
Construction	-	-	-	-	-
Commercial	8,521	8,521	-	8,861	545
Consumer	81	81	-	89	16
Total	$13,595	$13,595	$-	$14,767	$846
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family Residential	$13	$52	$39	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$13	$52	$39	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$1,724	$1,724	$-	$2,055	$60
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	116	-
Consumer	39	39	-	30	1
Total	$1,763	$1,763	$-	$2,201	$61
Purchased loans with an allowance recorded:
Real Estate:
1-4 family Residential	$148	$261	$113	$74	$5
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$148	$261	$113	$74	$5

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$3,487	$3,487	$-	$4,259	$43
Multi-family	94	94	-	95	1
Construction	-	-	-	-	-
Commercial	396	396	-	291	2
Consumer	-	-	-	-	-
Total	$3,977	$3,977	$-	$4,645	$46
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$946	$1,515	$569	$613	$6
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	161	224	63	157	-
Consumer	-	-	-	-	-
Total	$1,107	$1,739	$632	$770	$6
Total:
Real Estate:
1-4 family Residential	$10,249	$10,970	$721	$11,760	$346
Multi-family	1,156	1,156		1,160	54
Construction	-	-	-	-	-
Commercial	9,078	9,141	63	9,425	547
Consumer	120	120	-	119	17
Total	$20,603	$21,387	$784	$22,464	$964

		Impaired Loans As of December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$5,574	$5,574	$-	$6,329	$135
Multi-family	1,068	1,068	-	1,121	17
Construction	-	-	-	-	-
Commercial	9,201	9,201	-	8,912	18
Consumer	96	96	-	986	4
Total	$15,939	$15,939	$-	$17,348	$174
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$2,385	$2,385	$-	$2,385	$77
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	233	233	-	233	10
Consumer	22	22	-	22	2
Total	$2,640	$2,640	$-	$2,640	$89
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$5,031	$5,031	$-	$4,670	$108
Multi-family	96	96	-	39	4
Commercial	186	186	-	217	16
Consumer	-	-	-	-	-
Total	$5,313	$5,313	$-	$4,926	$128
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$280	$524	$244	$395	$-
Multi-family	-	-	-	-	-
Commercial	152	160	8	91	-
Consumer	-	-	-	-	-
Total	$432	$684	$252	$486	$-
Total:
Real Estate:
1-4 family Residential	$13,270	$13,514	$244	$13,779	$320
Multi-family	1,164	1,164	-	1,160	21
Construction	-	-	-	-	-
Commercial	9,772	9,780	8	9,453	44
Consumer	118	118	-	1,008	6
Total	$24,324	$24,576	$252	$25,400	$391

Schedule of troubled debt

Modifications As of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	16	$1,508	$1,508
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	754	754
Consumer	-	-	-

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2011

Post-Modification
		Pre-Modification	Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	5	$811	$800
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	1	$268
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

OFFICE PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of office premises and equipment

	At December 31,
	2012	2011
	(In thousands)

Land	$2,055	$1,959
Buildings and improvements, including construction-in-progress	12,229	9,448
Furniture and equipment	3,136	2,958
Automobiles	45	45
	17,465	14,410
Less accumulated depreciation	4,984	4,210

	$12,481	$10,200

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of deposit type and weighted average interest rate
Deposit type and weighted-average interest rate

	2012	2011
	(In thousands)

NOW accounts
2012 – 0.09%	$83,346
2011 – 0.28%		$76,170
Passbook accounts
2012 – 0.10%	33,712
2011 – 0.15%		33,388
Money market demand deposit
2012 – 0.25%	116,891
2011 – 0.50%		106,098
Total demand, transaction and passbook deposits	233,949	215,656

Certificates of deposit Original maturities of:
Less than 12 months
2012 – 1.62%	88,509
2011 – 2.28%		116,876
12 to 18 months
2012 – 0.57%	66,860
2011 – 0.84%		66,554
24 months – 36 months
2012 – 0.96%	36,079
2011 – 1.27%		39,088
Over 36 months
2012 – 2.24%	65,249
2011 – 2.86%		54,147

Total certificates of deposit	256,697	276,665

Total deposits	$490,646	$492,321

Schedule of interest expense on deposit
	2012	2011	2010
	(In thousands)

Passbook savings and money market demand deposits	$428	$659	$512
NOW deposits	104	233	69
Certificates of deposit	4,152	3,966	2,854

	$4,684	$4,858	$3,435

Schedule of maturities of outstanding certificates of deposit
	2012	2011
	(In thousands)

Less than six months	$70,361	$69,987
Six months to one year	54,028	59,719
Over one year to three years	86,818	78,459
Over three years	45,490	68,500

	$256,697	$276,665

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Dec. 31, 2012
Advances From Federal Home Loan Bank [Abstract]
Schedule of Federal Home Loan Bank, advances
	Maturing
	year ending
Interest rate range	December 31,	2012	2011
(at fixed rates)		(Dollars in thousands)

2.94% - 5.18%	2012	$-	$461
3.13%	2013	147	672
1.50% - 4.84%	2014	1,669	2,357
4.31% - 5.36%	2015	3,000	4,400
4.07% - 5.25%	2016	10,724	10,966
5.27% - 5.35%	2017	1,009	1,433
1.38% - 4.18%	2018	3,062	4,399
1.81%	2020	4,703	6,639

		$24,314	$31,327

Weighted-average interest rate		3.64%	3.63%

Schedule of borrowings require principal payments
	2012	2011

2012	$5,065	$5,330
2013	5,252	5,527
2014	5,447	5,731
2015	2,902	5,943
Thereafter	5,648	8,796

	$24,314	$31,327

FEDERAL INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of federal income tax on earnings
	2012	2011	2010
	(Dollars in thousands)

Federal income taxes at statutory rate	$1,555	$1,536	$1,011
Increase (decrease) in taxes resulting primarily from:
Stock compensation	(28)	(15)	66
Nontaxable interest income	(39)	(39)	(22)
Cash surrender value of life insurance	(277)	(99)	(47)
Utilization of net operating loss carryforwards, previously reserved	-	(241)	-
Other	7	11	(13)

Federal income taxes per financial statements	$1,218	$1,153	$995

Effective tax rate	26.6%	25.5%	33.5%

Schedule of composition of Corporation's net deferred tax liability
Taxes (payable) refundable on temporary	2012	2011
differences at statutory rate:	(In thousands)

Deferred tax assets:
General loan loss allowance	$468	$406
Deferred compensation	90	283
Stock benefit plans	169	164
Merger related transaction costs	118	118
Net operating loss carryforward	1,278	2,168
Reserve for uncollected interests	401	324
Real estate owned	394	203
Fair market value adjustments	1,964	2,448
Other	47	60
Total deferred tax assets	4,929	6,174

Deferred tax liabilities:
Deferred loan origination costs	(314)	(270)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(705)	(1,365)
Unrealized gains on securities available for sale	(309)	(143)
Mortgage servicing rights	(439)	(372)

Total deferred tax liabilities	(3,516)	(3,899)

Net deferred tax asset	$1,413	$2,275

REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital [Abstract]
Schedule of compliance with regulatory capital

			As of December 31, 2012

					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$76,560	12.4%	>$ 9,437	>1.5%	>$31,457	>5.0%

Core capital	$76,560	12.4%	>$25,166	>4.0%	>$37,749	>6.0%

Risk-based capital	$78,721	25.6%	>$24,700	>8.0%	>$30,875	>10.0%

			As of December 31, 2011

					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$60,183	10.0%	>$ 9,247	>1.5%	>$30,823	>5.0%

Core capital	$60,183	10.0%	>$24,659	>4.0%	>$36,988	>6.0%

Risk-based capital	$61,622	18.8%	>$26,226	>8.0%	>$32,782	>10.0%

CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of condensed financial condition

ASSETS	2012	2011

Cash in Cheviot Savings Bank	$14,752	$12,924
Cash and due from banks	1,960	40
Loan receivable - ESOP	1,864	832
Investment in Cheviot Savings Bank	88,344	71,904
Prepaid expenses and other assets	736	232
Prepaid federal income taxes	134	-
Deferred federal income taxes	118	118

Total assets	$107,908	$86,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$8	$56
Accrued federal income taxes	-	441
Total liabilities	8	497

Commitments and contingencies	-	12,643

Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock	-	(12,860)
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278

Total shareholders’ equity	$107,900	$72,910

Total liabilities and shareholders’ equity	$107,908	$86,050

Schedule of statement of earnings

	2012	2011	2010

Income
Interest income	$15	$13	$166
Equity in earnings of Cheviot Savings Bank	3,614	3,737	2,429
Total income	3,629	3,750	2,595

General, administrative and other expense	408	575	849

Earnings before federal income tax benefits	3,221	3,175	1,746

Federal income tax benefits	(134)	(191)	(232)

Net earnings	$3,355	$3,366	$1,978

Schedule of statement of cash flows

	2012	2011	2010

Cash flows provided by (used in) operating activities:
Net earnings for the year	$3,355	$3,366	$1,978
Amortization of premiums and discounts on investment securities, net	-	-	17
Equity in undistributed earnings of Cheviot Savings Bank	(3,534)	(3,756)	(2,901)
Amortization of expense related to stock benefit plans	362	356	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	-	12	8
Prepaid expenses and other assets	(504)	(198)	19
Accounts payable and other liabilities	(48)	(13)	58
Prepaid federal income taxes
Current	(575)	883	(308)
Deferred	-	(194)	75
Net cash provided by (used in) operating activities	(944)	456	(324)

Cash flows provided (used) by investing activities:
Purchase of investment securities – available for sale	-	-	(6,999)
Proceeds from maturity of investment securities – available for sale	-	3,000	10,000
Cash paid for acquisition, net of cash received	-	(9,621)	-
Capital investment in Cheviot Savings Bank	(16,616)	-	-
Dividend from Cheviot Savings Bank	3,000	-	-
Net cash flows provided by (used in) investing activities	(13,616)	(6,621)	3,001

Cash flows used in financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases	-	-	(32)
Proceeds for stock offering, net of costs	22,133	12,643	-
Shares acquired for stock benefit plans	(1,496)	-	-
Dividends paid	(2,351)	(1,581)	(1,432)
Net cash provided by (used in) financing activities	18,308	11,082	(1,368)

Net increase in cash and cash equivalents	3,748	4,917	1,309

Cash and cash equivalents at beginning of year	12,964	8,047	6,738

Cash and cash equivalents at end of year	$16,712	$12,964	$8,047

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of corporation's quarterly results

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2012:	(In thousands, except per share data)

Total interest income	$5,292	$5,368	$5,472	$5,557
Total interest expense	1,271	1,363	1,443	1,524

Net interest income	4,021	4,005	4,029	4,033
Provision for losses on loans	290	590	250	150
Net interest income after provision for loan losses	3,731	3,415	3,779	3,883
Other income	1,035	1,136	1,179	976
General, administrative and other expense	3,674	3,858	3,443	3,586

Earnings before income taxes	1,092	693	1,515	1,273
Federal income taxes	327	194	307	390

Net earnings	$765	$499	$1,208	$883

Earnings per share:
Basic and diluted	$.10	$.07	$.16	$.12

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2011:	(In thousands, except per share data)

Total interest income	$5,836	$6,130	$6,212	$3,947
Total interest expense	1,566	1,583	1,626	1,205

Net interest income	4,270	4,547	4,586	2,742
Provision for losses on loans	300	200	50	150
Net interest income after provision for loan losses	3,970	4,347	4,536	2,592
Other income	1,111	702	927	260
General, administrative and other expense	3,720	3,636	4,270	2,300

Earnings before income taxes	1,361	1,413	1,193	552
Federal income taxes	419	444	290	-

Net earnings	$942	$969	$903	$552

Earnings per share:
Basic and diluted	$.11	$.11	$.10	$.06

ACQUISITION OF FIRST FRANKLIN CORPORATION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of summarizes purchase of First Franklin
Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin’s common stock	$14.50
Total value of the First Franklin’s common stock	$24,549
Fair value of outstanding employee stock awards, net of tax	131

Total purchase price	$24,680

Allocation of purchase price
Stockholders’ equity	$20,755

Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)

Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371

Goodwill resulting from the First Franklin acquisition	$10,309

Schedule of condensed statement reflects values assigned to First Franklin's
March 16,
2011
(in thousands)

Assets:
Cash and cash equivalents	$20,480
Investment securities	15,618
Mortgage-backed securities	4,497
Loans receivable – net	196,519
Real estate acquired through foreclosure	2,404
Office premises and equipment	4,927
Goodwill and intangible assets	11,607

Other assets	21,509
Total Assets	$277,561

Liabilities:
Deposits	$221,528
Advances from the Federal Home Loan Bank	23,216
Other borrowings	1,490
Accrued expenses and other liabilities	6,647
Total liabilities	252,881

Fair value of net assets acquired	$24,680

Schedule of current year and estimated future amortization expense
	2013	$206
	2014	149
	2015	116
	2016	110
	2017	110
	2018	55
Total		$746

SUMMARY OF ACCOUNTING POLICIES - Carrying value and fair value of Corporation financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Cash and cash equivalents	$ 25,114	$ 45,140	$ 18,149	$ 11,283
Investment securities	195,963	121,042
Loans receivable - net and loans held for sale	340,414	384,296
Accrued interest receivable on loans	1,303	1,614
Federal Home Loan Bank stock	8,651	8,366
Financial liabilities
Deposits	490,646	492,321
Advances from the Federal Home Loan Bank	24,314	31,327
Accrued interest payable	90	118
Advances by borrowers for taxes and insurance	2,331	2,464
Carrying value
Financial assets
Cash and cash equivalents	25,114	45,140
Investment securities	195,963	121,042
Mortgage-backed securities	9,610	11,626
Loans receivable - net and loans held for sale	340,414	384,296
Accrued interest receivable on loans	2,264	2,139
Federal Home Loan Bank stock	8,651	8,366
Financial assets, total	582,016	572,609
Financial liabilities
Deposits	490,646	492,321
Advances from the Federal Home Loan Bank	24,314	31,327
Accrued interest payable	90	118
Advances by borrowers for taxes and insurance	2,331	2,464
Financial liabilities, total	517,381	526,230
Fair value
Financial assets
Cash and cash equivalents	25,114	45,140
Investment securities	195,963	121,042
Mortgage-backed securities	9,801	11,774
Loans receivable - net and loans held for sale	381,018	404,595
Accrued interest receivable on loans	2,264	2,139
Federal Home Loan Bank stock	8,651	8,366
Financial assets, total	622,811	593,056
Financial liabilities
Deposits	490,017	492,286
Advances from the Federal Home Loan Bank	24,920	32,429
Accrued interest payable	90	118
Advances by borrowers for taxes and insurance	2,331	2,464
Financial liabilities, total	$ 517,358	$ 527,297

SUMMARY OF ACCOUNTING POLICIES - Summary of earnings per share (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average common shares outstanding (basic)	7,415,768	8,757,880	8,723,463
Dilutive effect of assumed exercise of stock options	6,251	8,391	8,441
Weighted-average common shares outstanding (diluted)	7,422,019	8,766,271	8,731,904

SUMMARY OF ACCOUNTING POLICIES - Summary of unvested stock awards (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, shares, beginning balance	20,840	23,940
Stock conversion, shares	(2,980)
Awarded, shares	5,600	4,400
Vested, shares	(6,143)	(7,500)
Unvested, shares, ending balance	17,317	20,840
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, weighted average fair value on award date, beginning balance	$ 4	$ 3.52
Stock conversion, weighted average fair value on award date
Awarded, weighted average fair value on award date	$ 1.28	$ 5.3
Vested, weighted average fair value on award date	$ 3.52	$ 3.22
Unvested, weighted average fair value on award date, ending balance	$ 3.29	$ 4

SUMMARY OF ACCOUNTING POLICIES - Summary of changes in stock options (Details 3) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year	425,600	421,200	412,340
Stock conversion	(60,861)
Granted	5,600	4,400	8,860
Exercised
Forfeited
Outstanding at end of year	370,339	425,600	421,200
Options exercisable at year-end	353,022	404,760	397,260
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 11.1	$ 11.05	$ 11.17
Stock conversion	$ 1.76
Granted	$ 8.3	$ 9.04	$ 8.07
Exercised
Forfeited
Outstanding at end of year	$ 12.8	$ 11.1	$ 11.05
Options exercisable at year-end	$ 12.96	$ 11.14	$ 11.16
Fair value of options granted during the year	$ 1.28	$ 5.3	$ 4.83
Weighted average remaining vesting period	2 months	2 months	2 months

SUMMARY OF ACCOUNTING POLICIES - Summary of information of options outstanding (Details 4) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	370,339	425,600	421,200	412,340
Exercise price - Lower range	$ 8.3	$ 8.07	$ 8.07
Exercise price - Upper range	$ 15.9	$ 13.63	$ 13.63
Weighted-average exercise price	$ 12.96	$ 11.14	$ 11.16
Weighted-average remaining contractual life	2 years 10 months 24 days	3 years 9 months 18 days

SUMMARY OF ACCOUNTING POLICIES - Summary of fair value of assets and liabilities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 195,963	$ 121,042
U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	192,705	117,871
Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	3,258	3,171
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	6,029	7,459
Quoted prices in active markets for identical assets (Level 1) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Quoted prices in active markets for identical assets (Level 1) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Quoted prices in active markets for identical assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Significant other observable inputs (Level 2) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	192,705	117,871
Significant other observable inputs (Level 2) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	3,258	3,171
Significant other observable inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	6,029	7,459
Significant other unobservable inputs (Level 3) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Significant other unobservable inputs (Level 3) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities
Significant other unobservable inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Loans held for sale-at lower of cost or market	$ 3,304,000	$ 1,537,000
Mortgage servicing rights, Net	224,000	127,000	144,000
Amortization on mortgage servicing rights	352,000	175,000	62,000
Mortgage servicing rights, carrying value	1,300,000	1,100,000
Servicing mortgage loans	141,300,000	118,700,000
Additional tax liability	$ 206,000
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 1) (401(k) retirement savings plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) retirement savings plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan with individual, requisite service period	1 year
Defined contribution plan, annual contribution by employee and participant, description	The Corporation is annually required to contribute 3% of eligible employees' salaries, plus the lesser of 3% of each participant's salary or 50% of each participant's contributions, to the plan
Percentage of annual contribution of eligible employees' salaries	3.00%
Maximum percentage of each participant's salary for annual contribution	3.00%
Percentage of each participant's contributions	50.00%
Employer contributions	$ 300,000	$ 359,000	$ 231,000

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 2) (Director, Nonqualified Directors Deferred Compensation Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Director | Nonqualified Directors Deferred Compensation Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Compensation expense	$ 18,000	$ 28,000	$ 36,000

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares under ESOP	187,000
New loan amount	$ 1,500,000
Term of completed year of service	1 year
Repayment of a loan	1,900,000	832,000
Fair value of the unearned ESOP	1,900,000	531,000
Expense related to the ESOP	381,000	307,000	301,000
Number of shares nonvested	17,317	20,840	23,940
Weighted average grant date fair value	$ 3.29	$ 4	$ 3.52
Management Recognition Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares awarded board of directors, management and certain employees	166,608
Vesting period of options granted	5 years
Expense recognized under the MRP	$ 36,000	$ 34,000	$ 156,000
Shares were awarded under the Corporation's MRP	2,550	3,214	2,892
Weighted average grant price	$ 11.02	$ 11.02	$ 11.02
Number of shares vested	2,656
Average vesting price	$ 9.51
Number of shares nonvested	8,411	14,923
Weighted average grant date fair value	$ 13.5	$ 13.5

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unallocated shares held by the ESOP	208,251	71,415	107,126
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	370,339	425,600	421,200	412,340
Exercise price - Lower range	$ 8.3	$ 8.07	$ 8.07
Exercise price - Upper range	$ 15.9	$ 13.63	$ 13.63

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 5) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 26, 2005
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares for grants (in shares)				416,517
Stock options granted subject to vesting period (in shares)	5,600	3,771	7,593
Vesting period of options granted	5 years	5 years	5 years
Exchange ratio after adjustment in unallocated shares held by the ESOP	0.86%
After-tax compensation cost for vested equity-based awards recognized	$ 22,000	$ 20,000	$ 96,000
Unrecognized pre-tax compensation cost for non vested equity based awards granted	$ 51,000	$ 67,000	$ 68,000
Weighted-average vesting period	2 years 6 months	2 years 6 months	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	3.86%	5.31%	5.45%
Expected volatility	24.10%	44.17%	44.55%
Risk-free interest rate	1.64%	2.97%	3.38%
Expected life of options	10 years

SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	$ 3,980	$ 3,795
Carrying Value | Cheviot Financial Corp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	5,700	5,700
Real estate acquired through foreclosure	4,000	3,800
Fair Value, Inputs, Level 2 | Cheviot Financial Corp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	3,300	3,100
Historic Value | Cheviot Financial Corp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	$ 721	$ 734

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities (Details 1) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale:
Amortized cost	$ 195,284	$ 120,770
Gross unrealized holding gains	772	365
Gross unrealized holding losses	93	93
Estimated fair value	195,963	121,042
U.S. Government agency securities
Available for sale:
Amortized cost	192,247	117,731
Gross unrealized holding gains	550	205
Gross unrealized holding losses	92	65
Estimated fair value	192,705	117,871
Municipal obligations
Available for sale:
Amortized cost	3,037	3,039
Gross unrealized holding gains	222	160
Gross unrealized holding losses	1	28
Estimated fair value	$ 3,258	$ 3,171

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost of investment securities by contractual maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Marketable Securities [Line Items]
Less than one year	$ 145,210	$ 95,244
One to five years	28,198	15,954
Five to ten years	11,175	1,325
More than ten years	10,701	8,247
Total	$ 195,284	$ 120,770

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities (Details 3) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale:
Amortized cost	$ 195,284	$ 120,770
Gross unrealized holding gains	772	365
Gross unrealized holding losses	93	93
Estimated fair value	195,963	121,042
Mortgage-backed securities
Available for sale:
Amortized cost	5,799	7,309
Gross unrealized holding gains	232	183
Gross unrealized holding losses	2	33
Estimated fair value	6,029	7,459
Held to maturity:
Amortized cost	3,581	4,167
Gross unrealized holding gains	192	151
Gross unrealized holding losses	1	3
Estimated fair value	3,772	4,315
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates
Available for sale:
Amortized cost	925	1,137
Gross unrealized holding gains	129	44
Gross unrealized holding losses	1	1
Estimated fair value	1,053	1,180
Held to maturity:
Amortized cost	318	382
Gross unrealized holding gains	7	7
Gross unrealized holding losses	1	1
Estimated fair value	324	388
Federal National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost	1,738	2,624
Gross unrealized holding gains	46	46
Gross unrealized holding losses	1	4
Estimated fair value	1,783	2,666
Held to maturity:
Amortized cost	296	410
Gross unrealized holding gains	9	7
Gross unrealized holding losses
Estimated fair value	305	417
Government National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost	3,136	3,548
Gross unrealized holding gains	57	93
Gross unrealized holding losses		28
Estimated fair value	3,193	3,613
Held to maturity:
Amortized cost	2,967	3,375
Gross unrealized holding gains	176	137
Gross unrealized holding losses		2
Estimated fair value	$ 3,143	$ 3,510

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost of mortgage-backed securities by contractual maturity (Details 4) (Mortgage-backed securities, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Due in one year or less	$ 485	$ 552
Due in one year through five years	2,044	2,336
Due in five years through ten years	2,804	3,227
Due in more than ten years	4,047	5,361
Total	$ 9,380	$ 11,476

INVESTMENT AND MORTGAGE-BACKED SECURITIES - Continuous unrealized loss position (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	7	25
Temporarily impaired securities, fair value , less than 12 months	$ 22,414	$ 35,699
Temporarily impaired securities, unrealized losses, less than 12 months	93	100
Temporarily impaired securities, number of investments, 12 months or longer	14	2
Temporarily impaired securities, fair value,12 months or longer	986	693
Temporarily impaired securities, unrealized losses, 12 months or longer	3	29
Temporarily impaired securities, number of investments	21	27
Temporarily impaired securities, fair value	23,400	36,392
Temporarily impaired securities, unrealized losses	96	129
U.S. Government agency securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	4	7
Temporarily impaired securities, fair value , less than 12 months	22,401	34,936
Temporarily impaired securities, unrealized losses, less than 12 months	92	65
Temporarily impaired securities, number of investments, 12 months or longer
Temporarily impaired securities, fair value,12 months or longer
Temporarily impaired securities, unrealized losses, 12 months or longer
Temporarily impaired securities, number of investments	4	7
Temporarily impaired securities, fair value	22,401	34,936
Temporarily impaired securities, unrealized losses	92	65
Municipal obligations
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months
Temporarily impaired securities, fair value , less than 12 months
Temporarily impaired securities, unrealized losses, less than 12 months
Temporarily impaired securities, number of investments, 12 months or longer	1	1
Temporarily impaired securities, fair value,12 months or longer	714	687
Temporarily impaired securities, unrealized losses, 12 months or longer	1	28
Temporarily impaired securities, number of investments	1	1
Temporarily impaired securities, fair value	714	687
Temporarily impaired securities, unrealized losses	1	28
Mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	3	18
Temporarily impaired securities, fair value , less than 12 months	13	763
Temporarily impaired securities, unrealized losses, less than 12 months	1	35
Temporarily impaired securities, number of investments, 12 months or longer	13	1
Temporarily impaired securities, fair value,12 months or longer	272	6
Temporarily impaired securities, unrealized losses, 12 months or longer	2	1
Temporarily impaired securities, number of investments	16	19
Temporarily impaired securities, fair value	285	769
Temporarily impaired securities, unrealized losses	$ 3	$ 36

FINANCING RECEIVABLE - Composition of loan portfolio, including loans held for sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
One- to four-family residential	$ 249,202	$ 290,808
Multi-family residential	23,866	26,210
Construction	1,243	4,390
Commercial	67,166	63,394
Consumer	1,691	2,210
Loans receivable, gross	343,168	387,012
Undisbursed portion of loans in process	933	1,478
Deferred loan origination fees	(339)	(209)
Allowance for loan losses	2,160	1,447
Loans receivable - net and loans held for sale	$ 340,414	$ 384,296

FINANCING RECEIVABLE - Recorded investment in loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	$ 517
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	144,082
Credit quality discount	(5,005)
Purchased loans book value	139,077	[1]
Originated loans	204,091	[2]
Ending balance	343,168		387,012
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	96,671
Credit quality discount	(1,630)
Purchased loans book value	95,041	[1]
Originated loans	154,161	[2]
Ending balance	249,202		290,808
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,352
Credit quality discount	(159)
Purchased loans book value	10,193	[1]
Originated loans	13,673	[2]
Ending balance	23,866		26,210
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Credit quality discount
Purchased loans book value		[1]
Originated loans	1,243	[2],[3]
Ending balance	1,243		4,390
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	35,005
Credit quality discount	(2,137)
Purchased loans book value	32,868	[1]
Originated loans	34,298	[2]
Ending balance	67,166		63,394
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	2,054
Credit quality discount	(1,079)
Purchased loans book value	975	[1]
Originated loans	716	[2]
Ending balance	$ 1,691		$ 2,210

[1]	Loans purchased in acquisition of First Franklin
[2]	Includes loans held for sale
[3]	Before consideration of undisbursed Loans-in-process

FINANCING RECEIVABLE - Carrying amount of purchased loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 139,077	[1]
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	95,041	[1]
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,193	[1]
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans		[1]
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	32,868	[1]
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	975	[1]
Purchased Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	139,077		171,789
Purchased Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	95,041		117,254
Purchased Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,193		14,973
Purchased Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	32,868		37,776
Purchased Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	975		1,786
Purchased Loans Receivable | Non-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	125,430
Purchased Loans Receivable | Non-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	91,058	[2]
Purchased Loans Receivable | Non-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	9,131
Purchased Loans Receivable | Non-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased Loans Receivable | Non-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	24,347
Purchased Loans Receivable | Non-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	894
Purchased Loans Receivable | Credit-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	13,647
Purchased Loans Receivable | Credit-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	3,983	[2]
Purchased Loans Receivable | Credit-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	1,062
Purchased Loans Receivable | Credit-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased Loans Receivable | Credit-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	8,521
Purchased Loans Receivable | Credit-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 81

[1]	Loans purchased in acquisition of First Franklin
[2]	Includes home equity lines of credit

FINANCING RECEIVABLE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of credit quality decreased	$ 1,300,000
Loans to executive officers and directors	1,200,000	1,200,000
Principal disbursements		112,000
Repayments of loans	148,000	98,000	91,000
One- to four-family residential	249,202,000	290,808,000
Multi-family residential	23,866,000	26,210,000
Percentage of loans of One To Four Family Residential	80.00%
Percentage of loans of Multi Family Residential	83.00%
Threhold percentage of loan to value ratio for underwritten loans	85.00%
Executive Officer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mortgage loans	1
Amount of mortgage loans	78,000
Director
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of line of credit			100,000
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	517,000
One- to four-family residential	273,400,000	273,400,000
Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Multi-family residential	$ 319,900,000	$ 319,900,000

FINANCING RECEIVABLE (Detail Textuals 1) (Federal Home Loan Bank Of Cincinnati, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lender risk account receivable under mortgage purchase program	$ 2,500,000	$ 903,000	$ 292,000
Revenue Recognized Under Mortgage Purchase Program Aggregated Pool	$ 17,000	$ 6,000	$ 5,000
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program	1.75%
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program	0.30%

ALLOWANCE FOR LOAN LOSSES - Roll forward of allowance for loan losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Provision for losses on loans	$ 290	$ 590	$ 250	$ 150	$ 300	$ 200	$ 50	$ 150	$ 1,280	$ 700	$ 550
Loans Receivable
Allowance for loan losses:
Beginning balance				1,447				1,242	1,447	1,242	1,025
Provision for losses on loans									1,280	700	550
Charge-offs of loans									(568)	(508)	(333)
Recoveries									1	13
Ending balance	$ 2,160				$ 1,447				$ 2,160	$ 1,447	$ 1,242

ALLOWANCE FOR LOAN LOSSES - Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for loan losses:
Provision for losses on loans	$ 290		$ 590	$ 250	$ 150	$ 300		$ 200	$ 50	$ 150	$ 1,280		$ 700		$ 550
Loans Receivable
Allowance for loan losses:
Beginning balance					1,447					1,242	1,447		1,242		1,025
Provision for losses on loans											1,280		700		550
Charge-offs											(568)		(508)		(333)
Recoveries											1		13
Ending balance	2,160					1,447					2,160		1,447		1,242
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						252							252
Collectively evaluated for impairment						1,195							1,195
Loans acquired with deteriorated credit quality
Ending balance	343,168					387,012					343,168		387,012
Individually evaluated for impairment	131,146	[1]				161,595	[2]				131,146	[1]	161,595	[2]
Collectively evaluated for impairment	198,375					209,478					198,375		209,478
Loans acquired with deteriorated credit quality	13,647					15,939					13,647		15,939
Loans Receivable Parentheticals [Abstract]
Loans acquired First Franklin	125,430					155,850					125,430		155,850
Loans Receivable | One-to four Family Residential
Allowance for loan losses:
Beginning balance					978					979	978		979
Provision for losses on loans											1,382		481
Charge-offs											(537)		(482)
Recoveries
Ending balance	1,823					978					1,823		978
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						244							244
Collectively evaluated for impairment						734							734
Loans acquired with deteriorated credit quality
Ending balance	249,202					290,808					249,202		290,808
Individually evaluated for impairment	96,060	[1]				116,991	[2]				96,060	[1]	116,991	[2]
Collectively evaluated for impairment	149,159					168,243					149,159		168,243
Loans acquired with deteriorated credit quality	3,983					5,574					3,983		5,574
Loans Receivable | Multi-family Residential
Allowance for loan losses:
Beginning balance					162					49	162		49
Provision for losses on loans											10		113
Charge-offs
Recoveries
Ending balance	172					162					172		162
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment						162							162
Loans acquired with deteriorated credit quality
Ending balance	23,866					26,210					23,866		26,210
Individually evaluated for impairment	9,225	[1]				14,001	[2]				9,225	[1]	14,001	[2]
Collectively evaluated for impairment	13,579					11,141					13,579		11,141
Loans acquired with deteriorated credit quality	1,062					1,068					1,062		1,068
Loans Receivable | Construction
Allowance for loan losses:
Beginning balance					13					33	13		33
Provision for losses on loans											(12)		1
Charge-offs													(21)
Recoveries
Ending balance	1					13					1		13
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment						13							13
Loans acquired with deteriorated credit quality
Ending balance	1,243					4,390					1,243		4,390
Individually evaluated for impairment		[1]					[2]					[1]		[2]
Collectively evaluated for impairment	1,243					4,390					1,243		4,390
Loans acquired with deteriorated credit quality
Loans Receivable | Commercial
Allowance for loan losses:
Beginning balance					285					180	285		180
Provision for losses on loans											(101)		105
Charge-offs											(31)
Recoveries
Ending balance	153					285					153		285
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						8							8
Collectively evaluated for impairment						277							277
Loans acquired with deteriorated credit quality
Ending balance	67,166					63,394					67,166		63,394
Individually evaluated for impairment	24,967	[1]				28,913	[2]				24,967	[1]	28,913	[2]
Collectively evaluated for impairment	33,678					25,280					33,678		25,280
Loans acquired with deteriorated credit quality	8,521					9,201					8,521		9,201
Loans Receivable | Consumer
Allowance for loan losses:
Beginning balance					9					1	9		1
Provision for losses on loans											1
Charge-offs													(5)
Recoveries											1		13
Ending balance	11					9					11		9
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment						9							9
Loans acquired with deteriorated credit quality
Ending balance	1,691					2,210					1,691		2,210
Individually evaluated for impairment	894	[1]				1,690	[2]				894	[1]	1,690	[2]
Collectively evaluated for impairment	716					424					716		424
Loans acquired with deteriorated credit quality	81					96					81		96
Originated Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	632										632
Collectively evaluated for impairment	1,010										1,010
Originated Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	632										632
Collectively evaluated for impairment	673										673
Originated Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	172										172
Originated Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	1										1
Originated Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	153										153
Originated Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	11										11
Purchased Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	152										152
Loans acquired with deteriorated credit quality	366										366
Purchased Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	152										152
Loans acquired with deteriorated credit quality	366										366
Purchased Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality

[1]	Includes loans acquired from First Franklin of $125,430
[2]	Includes loans acquired from First Franklin of $155,850

ALLOWANCE FOR LOAN LOSSES - Credit risk profile by internally assigned grade (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	$ 204,091	[1]
Purchased loans	139,077	[2]
Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	204,091		215,223
Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	139,077		171,789
One-to four Family Residential | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	154,161	[1]
Purchased loans	95,041	[2]
One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	154,161		173,554
One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	95,041		117,254
Multi-family Residential | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	13,673	[1]
Purchased loans	10,193	[2]
Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	13,673		11,237
Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	10,193		14,973
Construction | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,243	[1],[3]
Purchased loans		[2]
Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,243		4,390
Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Commercial | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	34,298	[1]
Purchased loans	32,868	[2]
Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	34,298		25,618
Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	32,868		37,776
Consumer | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	716	[1]
Purchased loans	975	[2]
Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	716		424
Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	975		1,786
Pass | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	197,008		209,001
Pass | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	132,690		162,235
Pass | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	148,771		167,988
Pass | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	91,091		111,091
Pass | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	13,579		11,141
Pass | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	10,193		14,669
Pass | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,243		4,390
Pass | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Pass | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	32,699		25,058
Pass | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	30,551		34,699
Pass | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	716		424
Pass | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	855		1,776
Special Mention | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	108		1,093
Special Mention | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	108		110
Special Mention | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Special Mention | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Special Mention | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans			983
Special Mention | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Substandard | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	7,083		6,222
Substandard | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	6,279		8,461
Substandard | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	5,390		5,566
Substandard | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	3,842		6,053
Substandard | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	94		96
Substandard | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans			304
Substandard | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Substandard | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Substandard | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,599		560
Substandard | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	2,317		2,094
Substandard | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Substandard | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	120		10
Doubtful | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans

[1]	Includes loans held for sale
[2]	Loans purchased in acquisition of First Franklin
[3]	Before consideration of undisbursed Loans-in-process

ALLOWANCE FOR LOAN LOSSES - Loans by delinquency, nonaccrual status and impaired loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	$ 204,091	[1]
Purchased loans	139,077	[2]
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	154,161	[1]
Purchased loans	95,041	[2]
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	13,673	[1]
Purchased loans	10,193	[2]
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	1,243	[1],[3]
Purchased loans		[2]
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	34,298	[1]
Purchased loans	32,868	[2]
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	716	[1]
Purchased loans	975	[2]
Originated Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,663		2,917
Over 90 Days	5,716		5,745
Total Past Due	7,379		8,662
Current	198,375		209,478
Nonaccrual	5,716		5,745
Originated loans (1)	204,091		215,223
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,116		2,460
Over 90 Days	5,002		5,311
Total Past Due	6,118		7,771
Current	149,159		168,243
Nonaccrual	5,002		5,311
Originated loans (1)	154,161		173,554
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	94		96
Total Past Due	94		96
Current	13,579		11,141
Nonaccrual	94		96
Originated loans (1)	13,673		11,237
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	1,243		4,390
Nonaccrual
Originated loans (1)	1,243		4,390
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	547		457
Over 90 Days	620		338
Total Past Due	1,167		795
Current	33,678		25,280
Nonaccrual	620		338
Originated loans (1)	34,298		25,618
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	716		424
Nonaccrual
Originated loans (1)	716		424
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	3,583		1,232
Over 90 Days	4,972		6,374
Total Past Due	8,555		7,606
Current	134,105		165,415
Nonaccrual	4,972		6,374
Purchased loans	139,077		171,789
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	2,890		1,165
Over 90 Days	3,446		4,839
Total Past Due	6,336		6,004
Current	91,595		112,415
Nonaccrual	3,446		4,839
Purchased loans	95,041		117,254
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days			300
Total Past Due			300
Current	10,193		14,673
Nonaccrual			300
Purchased loans	10,193		14,973
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current
Nonaccrual
Purchased loans
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	693		67
Over 90 Days	1,519		1,225
Total Past Due	2,212		1,292
Current	31,349		36,551
Nonaccrual	1,519		1,225
Purchased loans	32,868		37,776
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	7		10
Total Past Due	7		10
Current	968		1,776
Nonaccrual	7		10
Purchased loans	975		1,786
Recorded Investment 90 Days and Accruing

[1]	Includes loans held for sale
[2]	Loans purchased in acquisition of First Franklin
[3]	Before consideration of undisbursed Loans-in-process

ALLOWANCE FOR LOAN LOSSES - Impaired Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 784	$ 252
Recorded Investment	20,603	24,324
Unpaid Principal Balance	21,387	24,576
Average Recorded Investment	22,464	25,400
Interest Income Recognized	964	391
Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,977	5,313
Unpaid Principal Balance with no related allowance	3,977	5,313
Related Allowance
Average Recorded Investment with no related allowance	4,645	4,926
Interest Income Recognized with no related allowance	46	128
Recorded Investment	1,107	432
Principal Balance	1,739	684
Related Allowance	632	252
Average Recorded Investment	770	486
Interest Income Recognized	6
Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment	148
Principal Balance	261
Related Allowance	113
Average Recorded Investment	74
Interest Income Recognized	5
Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	13,595	15,939
Unpaid Principal Balance with no related allowance	13,595	15,939
Related Allowance
Average Recorded Investment with no related allowance	14,767	17,348
Interest Income Recognized with no related allowance	846	174
Recorded Investment	13
Principal Balance	52
Related Allowance	39
Average Recorded Investment	7
Interest Income Recognized
Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,763	2,640
Unpaid Principal Balance with no related allowance	1,763	2,640
Related Allowance
Average Recorded Investment with no related allowance	2,201	2,640
Interest Income Recognized with no related allowance	61	89
One-to four Family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	721	244
Recorded Investment	10,249	13,270
Unpaid Principal Balance	10,970	13,514
Average Recorded Investment	11,760	13,779
Interest Income Recognized	346	320
One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,487	5,031
Unpaid Principal Balance with no related allowance	3,487	5,031
Related Allowance
Average Recorded Investment with no related allowance	4,259	4,670
Interest Income Recognized with no related allowance	43	108
Recorded Investment	946	280
Principal Balance	1,515	524
Related Allowance	569	244
Average Recorded Investment	613	395
Interest Income Recognized	6
One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment	148
Principal Balance	261
Related Allowance	113
Average Recorded Investment	74
Interest Income Recognized	5
One-to four Family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,931	5,574
Unpaid Principal Balance with no related allowance	3,931	5,574
Related Allowance
Average Recorded Investment with no related allowance	4,752	6,329
Interest Income Recognized with no related allowance	232	135
Recorded Investment	13
Principal Balance	52
Related Allowance	39
Average Recorded Investment	7
Interest Income Recognized
One-to four Family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,724	2,385
Unpaid Principal Balance with no related allowance	1,724	2,385
Related Allowance
Average Recorded Investment with no related allowance	2,055	2,385
Interest Income Recognized with no related allowance	60	77
Multi-family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	1,156	1,164
Unpaid Principal Balance	1,156	1,164
Average Recorded Investment	1,160	1,160
Interest Income Recognized	54	21
Multi-family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	94	96
Unpaid Principal Balance with no related allowance	94	96
Related Allowance
Average Recorded Investment with no related allowance	95	39
Interest Income Recognized with no related allowance	1	4
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,062	1,068
Unpaid Principal Balance with no related allowance	1,062	1,068
Related Allowance
Average Recorded Investment with no related allowance	1,065	1,121
Interest Income Recognized with no related allowance	53	17
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Construction | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment
Unpaid Principal Balance
Average Recorded Investment
Interest Income Recognized
Construction | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Commercial | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	63	8
Recorded Investment	9,078	9,772
Unpaid Principal Balance	9,141	9,780
Average Recorded Investment	9,425	9,453
Interest Income Recognized	547	44
Commercial | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	396	186
Unpaid Principal Balance with no related allowance	396	186
Related Allowance
Average Recorded Investment with no related allowance	291	217
Interest Income Recognized with no related allowance	2	16
Recorded Investment	161	152
Principal Balance	224	160
Related Allowance	63	8
Average Recorded Investment	157	91
Interest Income Recognized
Commercial | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	8,521	9,201
Unpaid Principal Balance with no related allowance	8,521	9,201
Related Allowance
Average Recorded Investment with no related allowance	8,861	8,912
Interest Income Recognized with no related allowance	545	18
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance		233
Unpaid Principal Balance with no related allowance		233
Related Allowance
Average Recorded Investment with no related allowance	116	233
Interest Income Recognized with no related allowance		10
Consumer | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	120	118
Unpaid Principal Balance	120	118
Average Recorded Investment	119	1,008
Interest Income Recognized	17	6
Consumer | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	81	96
Unpaid Principal Balance with no related allowance	81	96
Related Allowance
Average Recorded Investment with no related allowance	89	986
Interest Income Recognized with no related allowance	16	4
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	39	22
Unpaid Principal Balance with no related allowance	39	22
Related Allowance
Average Recorded Investment with no related allowance	30	22
Interest Income Recognized with no related allowance	$ 1	$ 2

ALLOWANCE FOR LOAN LOSSES - Modifications (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
1-4 Family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts	16	5
Pre-Modification outstanding recorded investment	$ 1,508	$ 811
Post-Modification outstanding recorded investment	1,508	800
Subsequently defaulted number of contracts		1
Subsequently defaulted, recorded investment		268
Multi-family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Construction
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Pre-Modification outstanding recorded investment	754
Post-Modification outstanding recorded investment	754
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment

ALLOWANCE FOR LOAN LOSSES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	$ 6,000,000	$ 5,400,000
One-to four Family Residential
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	3,800,000	3,800,000
Number of Contracts	30	17
Maximum amount of troubled debt restructurings	560,000	1,000,000
Commercial loans
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	$ 2,200,000	$ 1,600,000
Number of Contracts	3	3

OFFICE PREMISES AND EQUIPMENT - Comprised of office premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 17,465	$ 14,410
Less accumulated depreciation	4,984	4,210
Property, Plant and Equipment, Net	12,481	10,200
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,055	1,959
Buildings and improvements, including construction-in-progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,229	9,448
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,136	2,958
Automobiles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 45	$ 45

OFFICE PREMISES AND EQUIPMENT (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Capitalized interest costs	$ 11,000	$ 11,000

DEPOSITS - Deposit type and weighted-average interest rate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
NOW accounts, deposits	$ 83,346	$ 76,170
NOW accounts, weighted-average interest rate	0.09%	0.28%
Passbook accounts, deposits	33,712	33,388
Passbook accounts, weighted-average interest rate	0.10%	0.15%
Money market demand deposit	116,891	106,098
Money market demand deposit, weighted-average interest rate	0.25%	0.50%
Total demand, transaction and passbook deposits	233,949	215,656
Certificates of deposit Original maturities of:
Less than 12 months, deposits	88,509	116,876
Less than 12 months, weighted-average interest rate	1.62%	2.28%
12 to 18 months	66,860	66,554
12 to 18 months	0.57%	0.84%
24 months - 36 months	36,079	39,088
24 months - 36 months	0.96%	1.27%
Over 36 months	65,249	54,147
Over 36 months	2.24%	2.86%
Total certificates of deposit	256,697	276,665
Deposits	$ 490,646	$ 492,321

DEPOSITS - Summary of interest expense on deposits (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Passbook savings and money market demand deposits	$ 428	$ 659	$ 512
NOW deposits	104	233	69
Certificates of deposit	4,152	3,966	2,854
Interest expense on deposits, total	$ 4,684	$ 4,858	$ 3,435

DEPOSITS - Summary of maturities of outstanding certificates of deposit (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Less than six months	$ 70,361	$ 69,987
Six months to one year	54,028	59,719
Over one year to three years	86,818	78,459
Over three years	45,490	68,500
Total certificates of deposit	$ 256,697	$ 276,665

DEPOSITS (Detail Textuals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Total deposits from officers and directors	$ 1,100,000	$ 1,000,000
Deposit accounts with balances	186,300,000	175,800,000
Intercompany accounts	14,800,000	12,900,000
Standard maximum deposit insurance amount	$ 250,000

ADVANCES FROM THE FEDERAL HOME LOAN BANK - Savings Bank's investment in federal home loan bank stock (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Interest rate, type	Fixed	Fixed
Advances from the Federal Home Loan Bank	$ 24,314	$ 31,327
Advances from the Federal Home Loan Bank, Interest rate, weighted-average interest rate	3.64%	3.63%
Federal Home Loan Bank Of Cincinnati | Interest rate 2.94% - 5.18%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2012
Advances from the Federal Home Loan Bank, Interest rate, range from	2.94%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.18%
Advances from the Federal Home Loan Bank		461
Federal Home Loan Bank Of Cincinnati | Interest rate 3.13%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2013
Advances from the Federal Home Loan Bank, Interest rate	3.13%
Advances from the Federal Home Loan Bank	147	672
Federal Home Loan Bank Of Cincinnati | Interest rate 1.50% - 4.84%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2014
Advances from the Federal Home Loan Bank, Interest rate, range from	1.50%
Advances from the Federal Home Loan Bank, Interest rate, range to	4.84%
Advances from the Federal Home Loan Bank	1,669	2,357
Federal Home Loan Bank Of Cincinnati | Interest rate 4.31% - 5.36%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2015
Advances from the Federal Home Loan Bank, Interest rate, range from	4.31%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.36%
Advances from the Federal Home Loan Bank	3,000	4,400
Federal Home Loan Bank Of Cincinnati | Interest rate 4.07% - 5.25%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2016
Advances from the Federal Home Loan Bank, Interest rate, range from	4.07%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.25%
Advances from the Federal Home Loan Bank	10,724	10,966
Federal Home Loan Bank Of Cincinnati | Interest rate 5.27% - 5.35%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2017
Advances from the Federal Home Loan Bank, Interest rate, range from	5.27%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.35%
Advances from the Federal Home Loan Bank	1,009	1,433
Federal Home Loan Bank Of Cincinnati | Interest rate 1.38% - 4.18%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2018
Advances from the Federal Home Loan Bank, Interest rate, range from	1.38%
Advances from the Federal Home Loan Bank, Interest rate, range to	4.18%
Advances from the Federal Home Loan Bank	3,062	4,399
Federal Home Loan Bank Of Cincinnati | Interest rate 1.81%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2020
Advances from the Federal Home Loan Bank, Interest rate	1.81%
Advances from the Federal Home Loan Bank	$ 4,703	$ 6,639

ADVANCES FROM THE FEDERAL HOME LOAN BANK - Borrowings require principal payments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances From Federal Home Loan Bank [Abstract]
2012	$ 5,065	$ 5,330
2013	5,252	5,527
2014	5,447	5,731
2015	2,902	5,943
Thereafter	5,648	8,796
Advances from the Federal Home Loan Bank	$ 24,314	$ 31,327

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Detail Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances From Federal Home Loan Bank [Abstract]
Advances from the Federal Home Loan Bank collateralized by residential mortgage loans	$ 30.4	$ 39.2

FEDERAL INCOME TAXES - Federal income tax on earnings differs from that computed at statutory corporate tax rate (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate									$ 1,555	$ 1,536	$ 1,011
Increase (decrease) in taxes resulting primarily from:
Stock compensation									(28)	(15)	66
Nontaxable interest income									(39)	(39)	(22)
Cash surrender value of life insurance									(277)	(99)	(47)
Utilization of net operating loss carryforwards, previously reserved										(241)
Other									7	11	(13)
Federal income taxes per financial statements	$ 327	$ 194	$ 307	$ 390	$ 419	$ 444	$ 290		$ 1,218	$ 1,153	$ 995
Effective tax rate									26.60%	25.50%	33.50%

FEDERAL INCOME TAXES - Composition of net deferred tax liability (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
General loan loss allowance	$ 468	$ 406
Deferred compensation	90	283
Stock benefit plans	169	164
Merger related transaction costs	118	118
Net operating loss carryforward	1,278	2,168
Reserve for uncollected interests	401	324
Real estate owned	394	203
Fair market value adjustments	1,964	2,448
Other	47	60
Total deferred tax assets	4,929	6,174
Deferred tax liabilities:
Deferred loan origination costs	(314)	(270)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(705)	(1,365)
Unrealized gains on securities available for sale	(309)	(143)
Mortgage servicing rights	(439)	(372)
Total deferred tax liabilities	(3,516)	(3,899)
Net deferred tax asset	$ 1,413	$ 2,275

FEDERAL INCOME TAXES (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses to carryforward	$ 3.8
Period for carryforward net operating losses	20 years
Losses on an annual basis to offset current year taxable income	1.1
Unrecognized deferred tax liability relating to the cumulative bad debt deduction	1
Retained earnings, portion for which federal income taxes not been provided	$ 3

COMMITMENTS & CONTINGENCIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Originate variable rate loans
Commitments and Contingencies [Line Items]
Outstanding commitments	$ 1,000,000	$ 150,000
Originate fixed-rate loans
Commitments and Contingencies [Line Items]
Interest rate, minimum	2.25%
Interest rate, maximum	6.25%
Outstanding commitments	9,700,000	1,900,000
Unused lines of credit under home equity loans
Commitments and Contingencies [Line Items]
Outstanding commitments	$ 30,500,000	$ 29,100,000

COMMITMENTS & CONTINGENCIES (Detail Textuals 1) (USD $)	12 Months Ended
	Dec. 31, 2012 Land Branch	Dec. 31, 2011	Dec. 31, 2009 Core Banking Services
Commitments and Contingencies [Line Items]
Contingent liability for the amount of proceeds received in the offering		$ 12,600,000
Threshold limit for minimum capital raised		37,400,000
Number of branch facilities under lease obligation	3
Number of land lease	1
Amount of lease obligations	737,000
Term of contract			six and a half years
Minimum annual cost			276,000
Amount of line of credit	$ 1,000,000	$ 1,000,000

REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital [Abstract]
Tangible capital, Actual Amount	$ 76,560	$ 60,183
Tangible capital, Actual Ratio	12.40%	10.00%
Tangible capital for capital adequacy purposes, Amount	9,437	9,247
Tangible capital for capital adequacy purposes, Ratio	1.50%	1.50%
Tangible capital, To be "well-capitalized" under prompt corrective action provisions, Amount	31,457	30,823
Tangible capital, To be "well-capitalized" under prompt corrective action provisions, Ratio	5.00%	5.00%
Core capital, Actual Amount	76,560	60,183
Core capital, Actual Ratio	12.40%	10.00%
Core capital for capital adequacy purposes, Amount	25,166	24,659
Core capital for capital adequacy purposes, Ratio	4.00%	4.00%
Core capital, To be "well-capitalized" under prompt corrective action provisions, Amount	37,749	36,988
Core capital, To be "well-capitalized" under prompt corrective action provisions, Ratio	6.00%	6.00%
Risk-based capital, Actual Amount	78,721	61,622
Risk-based capital, Actual Ratio	25.60%	18.80%
Risk-based capital for capital adequacy purposes, Amount	24,700	26,226
Risk-based capital for capital adequacy purposes, Ratio	8.00%	8.00%
Risk-based capital, To be "well-capitalized" under prompt corrective action provisions, Amount	$ 30,875	$ 32,782
Risk-based capital, To be "well-capitalized" under prompt corrective action provisions, Amount	10.00%	10.00%

REGULATORY CAPITAL (Detail Texuals)	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital [Abstract]
Minimum tangible capital to adjusted total assets	1.50%	1.50%
Minimum core capital to adjusted total assets	4.00%	4.00%
Minimum risk-based capital to risk weighted assets	8.00%	8.00%

REGULATORY CAPITAL (Detail Textulas 1)	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted factor	50.00%

CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 10,251	$ 11,023
Loan receivable - ESOP	337,110	382,759
Prepaid expenses and other assets	4,596	4,330
Prepaid federal income taxes	1,192	1,428
Deferred federal income taxes	47	60
Total assets	631,982	616,304
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	6,701	4,521
Total liabilities	524,082	530,751
Commitments and contingencies		12,643
Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock		12,860
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278
Total shareholders' equity	107,900	72,910	69,419	68,750
Total liabilities and shareholders' equity	631,982	616,304
Cheviot Financial Corp
ASSETS
Cash in Cheviot Savings Bank	14,752	12,964
Cash and due from banks	1,960	40
Loan receivable - ESOP	1,864	832
Investment in Cheviot Savings Bank	88,344	71,904
Prepaid expenses and other assets	736	232
Prepaid federal income taxes	134
Deferred federal income taxes	118	118
Total assets	107,908	86,050
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	8	56
Accrued federal income taxes		441
Total liabilities	8	497
Commitments and contingencies		12,643
Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock		(12,860)
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278
Total shareholders' equity	107,900	72,910
Total liabilities and shareholders' equity	$ 107,908	$ 86,050

CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest income	$ 5,292	$ 5,368	$ 5,472	$ 5,557	$ 5,836	$ 6,130	$ 6,212	$ 3,947	$ 21,689	$ 22,126	$ 15,438
Total income	1,035	1,136	1,179	976	1,111	702	927	260	4,326	3,000	1,323
General, administrative and other expense	3,674	3,858	3,443	3,586	3,720	3,636	4,270	2,300	14,561	13,926	8,540
Earnings before federal income tax benefits	1,092	693	1,515	1,273	1,361	1,413	1,193	552	4,573	4,519	2,973
Federal income tax benefits	327	194	307	390	419	444	290		1,218	1,153	995
Net earnings for the period	765	499	1,208	883	942	969	903	552	3,355	3,366	1,978
Cheviot Financial Corp
Interest income
Interest income									15	13	166
Equity in earnings of Cheviot Savings Bank									3,614	3,737	2,429
Total income									3,629	3,750	2,595
General, administrative and other expense									408	575	849
Earnings before federal income tax benefits									3,221	3,175	1,746
Federal income tax benefits									(134)	(191)	(232)
Net earnings for the period									$ 3,355	$ 3,366	$ 1,978

CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities:
Amortization of premiums and discounts on investment securities, net	$ 12	$ 118	$ (18)
Amortization of expense related to stock benefit plans	362	357	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	(443)	23	(70)
Prepaid expenses and other assets	265	(248)	(81)
Accounts payable and other liabilities	2,118	(2,031)	330
Prepaid federal income taxes
Current	236	910	(331)
Deferred	696	1,041	78
Net cash provided by (used in) operating activities	7,175	6,218	240
Cash flows provided (used) by investing activities:
Purchase of investment securities - available for sale	211,234	89,289	118,720
Proceeds from maturity of investment securities - available for sale	134,300	74,550	85,101
Cash paid for acquisition, net of cash received		4,200
Net cash flows provided by (used in) investing activities	(37,535)	16,256	(7,521)
Cash flows provided by financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases			32
Dividends paid	2,351	1,581	1,432
Net cash provided by (used in) financing activities	10,334	4,517	14,147
Net increase (decrease) in cash and cash equivalents	(20,026)	26,991	6,866
Cash and cash equivalents at beginning of period	45,140	18,149	11,283
Cash and cash equivalents at end of period	25,114	45,140	18,149
Cheviot Financial Corp
Cash flows provided by (used in) operating activities:
Net earnings for the year	3,355	3,366	1,978
Amortization of premiums and discounts on investment securities, net			17
Equity in undistributed earnings of Cheviot Savings Bank	(3,534)	(3,756)	(2,901)
Amortization of expense related to stock benefit plans	362	356	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits		12	8
Prepaid expenses and other assets	(504)	(198)	19
Accounts payable and other liabilities	(48)	(13)	58
Prepaid federal income taxes
Current	(575)	883	(308)
Deferred		(194)	75
Net cash provided by (used in) operating activities	(944)	456	(324)
Cash flows provided (used) by investing activities:
Purchase of investment securities - available for sale			(6,999)
Proceeds from maturity of investment securities - available for sale		3,000	10,000
Cash paid for acquisition, net of cash received		(9,621)
Capital investment in Cheviot Savings Bank	(16,616)
Dividend from Cheviot Savings Bank	3,000
Net cash flows provided by (used in) investing activities	(13,616)	(6,621)	3,001
Cash flows provided by financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases			(32)
Proceeds for stock offering, net of costs	22,133	12,643
Shares acquired for stock benefit plans	(1,496)
Dividends paid	(2,351)	(1,581)	(1,432)
Net cash provided by (used in) financing activities	18,308	11,082	(1,368)
Net increase (decrease) in cash and cash equivalents	3,748	4,917	1,309
Cash and cash equivalents at beginning of period	12,964	8,047	6,738
Cash and cash equivalents at end of period	$ 16,712	$ 12,964	$ 8,047

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 5,292	$ 5,368	$ 5,472	$ 5,557	$ 5,836	$ 6,130	$ 6,212	$ 3,947	$ 21,689	$ 22,126	$ 15,438
Total interest expense	1,271	1,363	1,443	1,524	1,566	1,583	1,626	1,205	5,601	5,981	4,698
Net interest income	4,021	4,005	4,029	4,033	4,270	4,547	4,586	2,742	16,088	16,145	10,740
Provision for losses on loans	290	590	250	150	300	200	50	150	1,280	700	550
Net interest income after provision for loan losses	3,731	3,415	3,779	3,883	3,970	4,347	4,536	2,592	14,808	15,445	10,190
Other income	1,035	1,136	1,179	976	1,111	702	927	260	4,326	3,000	1,323
General, administrative and other expense	3,674	3,858	3,443	3,586	3,720	3,636	4,270	2,300	14,561	13,926	8,540
Earnings before income taxes	1,092	693	1,515	1,273	1,361	1,413	1,193	552	4,573	4,519	2,973
Federal income tax benefits	327	194	307	390	419	444	290		1,218	1,153	995
Net earnings	$ 765	$ 499	$ 1,208	$ 883	$ 942	$ 969	$ 903	$ 552	$ 3,355	$ 3,366	$ 1,978
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.1	$ 0.07	$ 0.16	$ 0.12	$ 0.11	$ 0.11	$ 0.1	$ 0.06	$ 0.45	$ 0.38	$ 0.23

ACQUISITION OF FIRST FRANKLIN CORPORATION - Purchase price allocation (Details 1) (First Franklin, USD $) In Thousands, except Share data, unless otherwise specified	Mar. 16, 2011
First Franklin
Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin's common stock	$ 14.5
Total value of the First Franklin's common stock	$ 24,549
Fair value of outstanding employee stock awards, net of tax	131
Total purchase price	24,680
Allocation of purchase price
Stockholders' equity	20,755
Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)
Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371
Goodwill resulting from the First Franklin acquisition	$ 10,309

ACQUISITION OF FIRST FRANKLIN CORPORATION - Net assets acquired (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 16, 2011 First Franklin
Assets:
Cash and cash equivalents	$ 25,114	$ 45,140	$ 18,149	$ 11,283	$ 20,480
Investment securities	195,963	121,042			15,618
Mortgage-backed securities	6,029	7,459			4,497
Loans receivable - net	337,110	382,759			196,519
Real estate acquired through foreclosure	3,980	3,795			2,404
Office premises and equipment	12,481	10,200			4,927
Goodwill and intangible assets					11,607
Other assets					21,509
Total Assets	631,982	616,304			277,561
Liabilities:
Deposits	490,646	492,321			221,528
Advances from the Federal Home Loan Bank	24,314	31,327			23,216
Other borrowings					1,490
Accrued expenses and other liabilities					6,647
Total liabilities	524,082	530,751			252,881
Fair value of net assets acquired					$ 24,680

ACQUISITION OF FIRST FRANKLIN CORPORATION - Current year and estimated future amortization expense (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Combinations [Abstract]
2013	$ 206
2014	149
2015	116
2016	110
2017	110
2018	55
Total	$ 746

ACQUISITION OF FIRST FRANKLIN CORPORATION (Details Textuals) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Franklin	Mar. 16, 2011 First Franklin
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Conversion price of stock options converted into cash				$ 14.5
Fair value of net assets acquired				$ 24,680,000
Impaired loans of acquired entity				25,000,000
Nonaccretable difference related to credit impaired loans purchased				5,500,000
Loans acquired with deteriorated credit quality			13,600,000
Performing loans of acquired entity				173,200,000
Fair value of loan portfolio without evidence of deterioration				171,600,000
Goodwill and other intangibles associated with the purchase of First Franklin and Franklin Savings	11,600,000
Goodwill	10,309,000	10,309,000
Gross carrying amount of core deposit intangible	746,000	1,028,000
Accumulated amortization of core deposit intangible	$ 552,000

SUBSEQUENT EVENTS (Detail Textuals) (Subsequent Event, USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 20, 2013	Jan. 15, 2013	Dec. 31, 2012
Subsequent Event
Subsequent Event [Line Items]
Number of authorized to repurchase		759,654
Percentage of repurchased shares of outstanding common stock		10.00%
Period after which repurchase will take place		1 year
Dividends payable, nature			Quarterly Dividend
Amount of quarterly dividend (in dollars per share)	$ 0.09		$ 0.08
Record date	Mar 15, 2013
Date of dividend to be paid	Mar 31, 2013